AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 89.6%
Common Stocks — 55.3%
Argentina — 0.1%
MercadoLibre, Inc.*	1,383	$2,322,610
Australia — 0.2%
BHP Group Ltd.	207,706	5,629,394
Rio Tinto PLC	28,185	1,855,907
		7,485,301
Austria — 0.1%
Erste Group Bank AG	68,555	3,012,319
Wienerberger AG	26,010	884,221
		3,896,540
Belgium — 0.3%
Azelis Group NV*	21,679	673,877
bpost SA*	68,171	604,753
KBC Group NV	84,277	7,562,938
		8,841,568
Brazil — 0.2%
Ambev SA, ADR	116,351	321,129
Atacadao SA	46,506	150,729
B3 SA - Brasil Bolsa Balcao	127,152	298,398
Itau Unibanco Holding SA, ADR(a)	206,708	1,089,351
Localiza Rent a Car SA	16,475	165,726
Locaweb Servicos de Internet SA, 144A	31,168	131,065
Lojas Renner SA	47,657	299,730
Magazine Luiza SA	142,251	375,104
Raia Drogasil SA	129,524	552,988
Suzano SA*	42,119	417,651
TIM SA, ADR	17,466	187,585
Vale SA, ADR(a)	80,955	1,129,322
WEG SA	60,052	435,579
		5,554,357
Canada — 0.6%
Brookfield Asset Management, Inc. (Class A Stock)(a)	13,866	741,970
Canadian National Railway Co.	55,515	6,433,358
Fairfax Financial Holdings Ltd. (OOTC)	2,788	1,125,265
Fairfax Financial Holdings Ltd. (XTSE)	2,334	942,205
Ritchie Bros. Auctioneers, Inc.(a)	12,107	746,517
Shopify, Inc. (Class A Stock)*	1,015	1,376,117
TC Energy Corp.	45,844	2,206,419
Toronto-Dominion Bank (The)	94,048	6,226,058
		19,797,909
Chile — 0.0%
Banco Santander Chile, ADR	14,414	284,965
Cencosud SA	53,727	103,966
Cia Cervecerias Unidas SA, ADR	4,390	75,903
		464,834
China — 2.5%
51job, Inc., ADR*	2,809	195,310
Airtac International Group	4,000	125,099
Alibaba Group Holding Ltd.*	608,604	11,242,585
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Amoy Diagnostics Co. Ltd. (Class A Stock)	7,400	$91,751
Anhui Conch Cement Co. Ltd. (Class H Stock)	33,500	180,717
ANTA Sports Products Ltd.	15,000	283,456
Baidu, Inc., ADR*	1,720	264,450
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	218,400	292,799
BeiGene Ltd., ADR*(a)	1,089	395,307
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	24,000	164,532
Bilibili, Inc., ADR*	4,284	283,472
Bilibili, Inc. (Class Z Stock)*	39,396	2,649,798
BOE Technology Group Co. Ltd. (Class A Stock)	379,400	294,871
Budweiser Brewing Co. APAC Ltd., 144A	222,900	564,662
BYD Co. Ltd. (Class H Stock)	6,000	187,070
Chacha Food Co. Ltd. (Class A Stock)	13,500	96,818
China Conch Venture Holdings Ltd.	53,000	246,719
China Construction Bank Corp. (Class H Stock)	2,083,000	1,483,467
China Lesso Group Holdings Ltd.	114,000	182,257
China Life Insurance Co. Ltd. (Class H Stock)	242,000	396,250
China Merchants Bank Co. Ltd. (Class H Stock)	126,500	1,005,777
China Molybdenum Co. Ltd. (Class H Stock)	336,000	207,587
China Pacific Insurance Group Co. Ltd. (Class H Stock)	115,200	342,616
China Resources Land Ltd.	100,000	421,591
China Resources Mixc Lifestyle Services Ltd., 144A	24,400	134,691
China Shenhua Energy Co. Ltd. (Class H Stock)	165,000	385,260
China Vanke Co. Ltd. (Class H Stock)	123,500	337,440
Chongqing Brewery Co. Ltd. (Class A Stock)*	7,200	145,775
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	6,400	519,256
Country Garden Services Holdings Co. Ltd.	58,000	456,878
ENN Energy Holdings Ltd.	25,600	420,167
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	51,630	874,780
Fu Jian Anjoy Foods Co. Ltd. (Class A Stock)	5,300	157,610
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	36,000	191,689
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	414,000	365,328
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	10,600	167,978
Haidilao International Holding Ltd., 144A	36,000	138,722
Haier Smart Home Co. Ltd. (Class H Stock)	133,000	465,340
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	14,800	$314,357
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	24,000	139,379
Huatai Securities Co. Ltd. (Class H Stock), 144A	93,000	143,480
Huayu Automotive Systems Co. Ltd. (Class A Stock)	36,600	129,139
Huazhu Group Ltd.*	61,500	284,741
Huazhu Group Ltd., ADR*(a)	5,734	262,961
Hundsun Technologies, Inc. (Class A Stock)	12,660	112,236
Hutchmed China Ltd., ADR*	2,394	87,644
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,630,000	903,549
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	48,001	280,105
Innovent Biologics, Inc., 144A*	36,000	348,618
iQIYI, Inc., ADR*(a)	5,283	42,423
JD.com, Inc., ADR*	23,939	1,729,353
JD.com, Inc. (Class A Stock)*	36,900	1,349,687
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	21,900	287,172
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	35,571	277,048
Jiangsu Hengshun Vinegar Industry Co. Ltd. (Class A Stock)	34,400	81,903
Joyoung Co. Ltd. (Class A Stock)	56,793	190,443
Kingdee International Software Group Co. Ltd.*	114,000	380,961
Kunlun Energy Co. Ltd.	228,000	238,344
Kweichow Moutai Co. Ltd. (Class A Stock)	5,332	1,510,155
Laobaixing Pharmacy Chain JSC (Class A Stock)	25,660	186,314
Lenovo Group Ltd.	130,000	143,254
Longfor Group Holdings Ltd., 144A	79,500	362,615
Maxscend Microelectronics Co. Ltd. (Class A Stock)	2,400	130,192
Meituan (Class B Stock), 144A*	69,200	2,205,262
Midea Group Co. Ltd. (Class A Stock)	59,300	638,316
Minth Group Ltd.	58,000	198,758
NetEase, Inc.	73,400	1,248,986
NetEase, Inc., ADR	1,562	133,395
NIO, Inc., ADR*	15,808	563,239
Nongfu Spring Co. Ltd. (Class H Stock), 144A	27,800	141,159
NXP Semiconductors NV	49,309	9,658,154
Oppein Home Group, Inc. (Class A Stock)	16,300	329,066
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	13,200	315,710
PICC Property & Casualty Co. Ltd. (Class H Stock)	512,000	497,505
Pinduoduo, Inc., ADR*	6,991	633,874
Ping An Bank Co. Ltd. (Class A Stock)	151,000	417,320
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	295,000	2,009,835
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	110,500	$239,763
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	323,000	222,868
Qingdao Haier Biomedical Co. Ltd. (Class A Stock)	14,545	255,373
Shanghai Liangxin Electrical Co. Ltd. (Class A Stock)	37,032	77,979
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	4,700	280,141
Skshu Paint Co. Ltd. (Class A Stock)	12,100	187,227
Sunny Optical Technology Group Co. Ltd.	20,100	526,450
Tencent Holdings Ltd.	287,700	17,329,266
Tongwei Co. Ltd. (Class A Stock)	28,900	226,550
Topsports International Holdings Ltd., 144A	198,000	224,386
Trip.com Group Ltd., ADR*	9,989	307,162
Wanhua Chemical Group Co. Ltd. (Class A Stock)	16,500	270,468
WuXi AppTec Co. Ltd. (Class H Stock), 144A	20,064	468,339
Wuxi Biologics Cayman, Inc., 144A*	154,500	2,528,352
Xiaomi Corp. (Class B Stock), 144A*	121,800	337,921
Xinyi Solar Holdings Ltd.	232,000	474,474
XPeng, Inc., ADR*(a)	9,074	322,490
Yonyou Network Technology Co. Ltd. (Class A Stock)	25,500	130,910
Yum China Holdings, Inc.(a)	20,856	1,211,942
Yunnan Energy New Material Co. Ltd. (Class A Stock)	5,100	220,517
Zai Lab Ltd., ADR*	2,818	296,989
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	13,200	144,205
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	61,970	161,689
Zhongji Innolight Co. Ltd. (Class A Stock)	41,300	222,358
		81,934,346
Colombia — 0.0%
Ecopetrol SA, ADR	17,456	250,494
Denmark — 0.8%
Carlsberg A/S (Class B Stock)	8,881	1,450,169
Novo Nordisk A/S (Class B Stock)	204,805	19,763,052
Orsted A/S, 144A	30,142	3,993,821
Pandora A/S	7,757	938,578
Royal Unibrew A/S	10,351	1,246,231
		27,391,851
Finland — 0.4%
Cargotec OYJ (Class B Stock)	18,882	959,727
Kone OYJ (Class B Stock)	58,159	4,083,400
Nokia OYJ*	283,633	1,561,465
Nordea Bank Abp	456,088	5,892,154

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
QT Group OYJ*	10,464	$1,754,494
		14,251,240
France — 1.7%
Airbus SE*	66,643	8,806,009
BNP Paribas SA	22,869	1,460,045
Capgemini SE	52,231	10,853,138
Credit Agricole SA	86,650	1,192,667
La Francaise des Jeux SAEM, 144A	24,760	1,274,569
L’Oreal SA	14,224	5,869,232
LVMH Moet Hennessy Louis Vuitton SE	11,758	8,400,373
Safran SA	30,715	3,883,606
Societe Generale SA	147,153	4,608,473
Vinci SA	106,279	11,041,357
		57,389,469
Germany — 1.3%
adidas AG	36,226	11,376,992
Allianz SE	62,542	14,076,431
Daimler AG	20,180	1,784,019
Deutsche Boerse AG	7,526	1,221,656
Deutsche Post AG	66,541	4,184,448
Deutsche Telekom AG	99,130	1,990,673
DWS Group GmbH & Co. KGaA, 144A	14,059	592,187
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,047	1,169,301
HelloFresh SE*	10,614	983,568
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,457	1,761,199
RWE AG	45,859	1,619,895
Siemens AG	14,660	2,396,535
VERBIO Vereinigte BioEnergie AG	13,097	862,093
		44,018,997
Greece — 0.0%
Hellenic Telecommunications Organization SA	14,184	266,152
OPAP SA	17,295	267,182
		533,334
Hong Kong — 0.6%
AIA Group Ltd.	950,400	10,982,128
Hong Kong Exchanges & Clearing Ltd.	132,000	8,119,947
Jardine Matheson Holdings Ltd.	5,100	268,614
Techtronic Industries Co. Ltd.	69,500	1,366,751
		20,737,440
Hungary — 0.0%
OTP Bank Nyrt*	7,476	438,623
Richter Gedeon Nyrt	4,268	116,720
		555,343
India — 1.0%
ACC Ltd.	5,649	171,315
Ambuja Cements Ltd.	69,160	372,316
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Apollo Hospitals Enterprise Ltd.	7,950	$479,594
Axis Bank Ltd.*	36,204	371,218
Biocon Ltd.*	34,196	166,762
Britannia Industries Ltd.	8,751	465,592
Eicher Motors Ltd.	4,734	177,003
HDFC Bank Ltd., ADR	176,747	12,918,438
HDFC Life Insurance Co. Ltd., 144A	53,025	515,225
Hindalco Industries Ltd.	58,374	383,020
Hindustan Unilever Ltd.	22,527	818,910
Housing Development Finance Corp. Ltd.	104,892	3,870,968
ICICI Bank Ltd.	47,860	448,644
Infosys Ltd., ADR	169,840	3,778,940
Kotak Mahindra Bank Ltd.	24,580	661,953
Larsen & Toubro Ltd.	20,224	461,668
Maruti Suzuki India Ltd.	6,071	598,699
NTPC Ltd.	173,111	330,153
Oil & Natural Gas Corp. Ltd.	203,625	394,037
Petronet LNG Ltd.	83,858	269,370
Power Grid Corp. of India Ltd.	151,725	388,388
Reliance Industries Ltd.	55,378	1,875,060
Shriram Transport Finance Co. Ltd.	16,308	283,898
Tata Consultancy Services Ltd.	21,536	1,092,757
Tata Steel Ltd.	14,058	243,723
UltraTech Cement Ltd.	4,659	463,401
United Spirits Ltd.*	35,930	412,165
Wipro Ltd.	17,793	151,586
		32,564,803
Indonesia — 0.3%
Bank Central Asia Tbk PT	2,798,800	6,829,274
Bank Rakyat Indonesia Persero Tbk PT	5,391,407	1,442,216
Telkom Indonesia Persero Tbk PT	2,356,800	604,858
Unilever Indonesia Tbk PT	346,200	95,291
		8,971,639
Ireland — 0.1%
Ryanair Holdings PLC, ADR*	36,138	3,977,348
Italy — 0.2%
Intesa Sanpaolo SpA	572,653	1,623,950
UniCredit SpA	367,948	4,876,201
		6,500,151
Japan — 0.7%
Honda Motor Co. Ltd.	16,400	501,854
Keyence Corp.	9,800	5,852,519
Kyowa Kirin Co. Ltd.	90,700	3,257,347
SMC Corp.	6,900	4,317,470
Sony Group Corp.	61,000	6,768,474
Toyota Motor Corp.	152,500	2,707,036
		23,404,700
Kuwait — 0.0%
National Bank of Kuwait SAKP	69,365	219,047
Luxembourg — 0.0%
ArcelorMittal SA	30,689	930,543

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Macau — 0.0%
Sands China Ltd.*	117,200	$239,599
Malaysia — 0.0%
CIMB Group Holdings Bhd	137,900	156,915
Petronas Chemicals Group Bhd	147,300	305,904
Public Bank Bhd	378,800	367,923
Tenaga Nasional Bhd	81,300	188,007
Top Glove Corp. Bhd	48,000	33,118
		1,051,867
Mexico — 0.3%
America Movil SAB de CV (Class L Stock)	993,651	879,491
Fomento Economico Mexicano SAB de CV, ADR(a)	9,996	866,853
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	31,733	368,962
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	15,801	294,754
Grupo Financiero Banorte SAB de CV (Class O Stock)	170,418	1,092,198
Grupo Mexico SAB de CV (Class B Stock)	99,284	394,798
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	134,877	221,512
Wal-Mart de Mexico SAB de CV	1,294,653	4,387,325
		8,505,893
Netherlands — 0.8%
Adyen NV, 144A*	467	1,303,506
ASM International NV	4,873	1,904,119
ASML Holding NV (BATE)	22,292	16,644,943
ASML Holding NV (XNGS)	3,241	2,414,902
Koninklijke Ahold Delhaize NV	99,414	3,306,228
NN Group NV	33,457	1,747,738
		27,321,436
Norway — 0.0%
Equinor ASA	40,785	1,035,739
Peru — 0.0%
Credicorp Ltd.(a)	5,541	614,718
Philippines — 0.0%
Ayala Corp.	9,330	149,009
Ayala Land, Inc.	220,000	144,202
International Container Terminal Services, Inc.	52,340	199,704
		492,915
Poland — 0.0%
Allegro.eu SA, 144A*	39,327	574,018
Dino Polska SA, 144A*	3,931	327,559
Powszechny Zaklad Ubezpieczen SA	39,681	363,070
		1,264,647
Qatar — 0.0%
Qatar National Bank QPSC	69,402	365,210
	Shares	Value
Common Stocks (continued)
Russia — 0.3%
Alrosa PJSC	220,960	$403,800
Gazprom PJSC, ADR	126,217	1,254,597
LUKOIL PJSC, ADR	10,813	1,023,559
Magnitogorsk Iron & Steel Works PJSC	206,310	194,658
MMC Norilsk Nickel PJSC, ADR	14,995	449,397
Moscow Exchange MICEX-RTS PJSC	91,692	218,746
Novatek PJSC	8,320	219,798
Novolipetsk Steel PJSC	53,838	160,701
Rosneft Oil Co. PJSC, GDR	44,131	371,221
Sberbank of Russia PJSC, ADR(a)	203,713	3,819,619
Severstal PAO, GDR	14,890	312,833
X5 Retail Group NV, GDR	8,745	283,707
		8,712,636
Saudi Arabia — 0.3%
Al Rajhi Bank	28,116	918,343
Alinma Bank	61,875	395,346
Almarai Co. JSC	14,002	216,354
BinDawood Holding Co.	4,927	141,295
Delivery Hero SE, 144A*	36,596	4,673,154
Saudi Basic Industries Corp.	14,988	508,087
Saudi National Bank (The)	51,648	844,991
Saudi Telecom Co.	10,139	342,438
		8,040,008
Singapore — 0.1%
BOC Aviation Ltd., 144A	13,100	109,687
DBS Group Holdings Ltd.	196,300	4,343,928
		4,453,615
South Africa — 0.3%
Anglo American PLC	161,728	5,712,641
Bid Corp. Ltd.*	26,442	570,369
Bidvest Group Ltd. (The)	14,203	184,390
Capitec Bank Holdings Ltd.	9,001	1,088,033
Clicks Group Ltd.	14,366	265,268
Discovery Ltd.*	31,132	282,977
FirstRand Ltd.	158,651	678,968
Impala Platinum Holdings Ltd.	14,051	159,281
MTN Group Ltd.*	45,297	424,361
Naspers Ltd. (Class N Stock)	4,211	701,236
Nedbank Group Ltd.	22,473	260,609
Sanlam Ltd.	100,182	424,434
SPAR Group Ltd. (The)	23,084	300,714
Vodacom Group Ltd.	23,604	225,890
		11,279,171
South Korea — 1.0%
BGF retail Co. Ltd.	748	107,051
Hana Financial Group, Inc.	8,463	328,396
Hankook Tire & Technology Co. Ltd.	4,740	171,374
Hyundai Glovis Co. Ltd.	2,116	293,387
Hyundai Mobis Co. Ltd.	1,123	237,641
Hyundai Motor Co.	743	123,902
Kakao Corp.	1,989	196,359
KB Financial Group, Inc.	13,894	648,006
Kia Corp.	9,183	620,282

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
KIWOOM Securities Co. Ltd.	1,479	$135,385
LG Chem Ltd.	1,317	853,904
LG Household & Health Care Ltd.	872	985,694
Lotte Chemical Corp.	1,149	231,850
Mando Corp.*	2,756	131,025
NAVER Corp.	5,826	1,896,446
NCSoft Corp.	628	319,058
POSCO	2,371	656,849
Samsung Biologics Co. Ltd., 144A*	249	182,998
Samsung Electronics Co. Ltd.	95,188	5,885,019
Samsung Electronics Co. Ltd., GDR	10,223	15,944,547
Samsung Fire & Marine Insurance Co. Ltd.	2,356	466,282
Samsung SDI Co. Ltd.	456	274,176
Shinhan Financial Group Co. Ltd.	17,299	585,274
SK Hynix, Inc.	12,195	1,041,389
SK Innovation Co. Ltd.*	2,165	477,774
SK Telecom Co. Ltd.	1,685	458,595
SK, Inc.	855	191,098
S-Oil Corp.	4,695	431,448
		33,875,209
Spain — 0.4%
Cellnex Telecom SA, 144A	68,083	4,199,446
Fluidra SA	30,092	1,199,792
Iberdrola SA	594,514	5,967,385
		11,366,623
Sweden — 0.6%
Atlas Copco AB (Class A Stock)	82,953	5,017,260
Evolution AB, 144A	5,386	819,161
Hemnet Group AB*	37,689	726,622
Svenska Handelsbanken AB (Class A Stock)	422,086	4,736,481
Swedish Match AB	98,917	866,292
Volvo AB (Class B Stock)	324,526	7,274,555
		19,440,371
Switzerland — 1.4%
Cie Financiere Richemont SA (Class A Stock)	10,506	1,090,512
Holcim Ltd.*	22,068	1,065,817
Interroll Holding AG	184	780,755
Lonza Group AG	6,460	4,849,618
Nestle SA	130,751	15,767,735
Novartis AG	31,626	2,590,085
Roche Holding AG	13,821	5,052,975
Schindler Holding AG (Part. Cert.)	4,335	1,165,033
SGS SA	1,529	4,456,115
Sonova Holding AG	2,807	1,063,778
Swissquote Group Holding SA	3,800	704,759
Zehnder Group AG	11,193	1,192,317
Zurich Insurance Group AG	16,114	6,600,665
		46,380,164
Taiwan — 1.4%
Advantech Co. Ltd.	37,496	487,274
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
ASE Technology Holding Co. Ltd.	145,000	$559,732
AU Optronics Corp.	500,000	313,909
Chailease Holding Co. Ltd.	64,230	563,821
CTBC Financial Holding Co. Ltd.	343,000	281,161
Delta Electronics, Inc.	152,000	1,365,771
Eclat Textile Co. Ltd.	15,000	325,665
Evergreen Marine Corp. Taiwan Ltd.	30,000	133,722
Fubon Financial Holding Co. Ltd.	222,200	607,305
Global Unichip Corp.	10,000	177,777
Hiwin Technologies Corp.	32,998	364,168
Hon Hai Precision Industry Co. Ltd.	142,000	530,175
Largan Precision Co. Ltd.	4,000	311,895
MediaTek, Inc.	10,000	324,499
Mega Financial Holding Co. Ltd.	95,000	108,930
Nan Ya Plastics Corp.	40,000	130,737
Nanya Technology Corp.	146,000	340,950
Nien Made Enterprise Co. Ltd.	13,000	184,162
Novatek Microelectronics Corp.	28,000	409,250
Powertech Technology, Inc.	78,000	290,735
President Chain Store Corp.	65,000	652,155
Quanta Computer, Inc.	96,000	265,732
Realtek Semiconductor Corp.	24,000	425,656
Sea Ltd., ADR*	28,142	8,969,700
Taiwan Semiconductor Manufacturing Co. Ltd.	609,000	12,569,327
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	107,435	11,995,118
Taiwan Union Technology Corp.	53,000	204,419
Uni-President Enterprises Corp.	172,000	419,788
Vanguard International Semiconductor Corp.	49,000	265,544
Wiwynn Corp.	9,000	279,790
Yageo Corp.*	27,000	422,731
Yuanta Financial Holding Co. Ltd.	577,920	510,085
		44,791,683
Tanzania — 0.0%
AngloGold Ashanti Ltd., ADR	8,686	138,889
Thailand — 0.1%
Airports of Thailand PCL, NVDR	149,500	268,108
Kasikornbank PCL, NVDR	37,200	144,814
Minor International PCL, NVDR*	215,100	198,735
PTT Exploration & Production PCL	48,100	165,657
PTT Exploration & Production PCL, NVDR	70,000	241,081
PTT Global Chemical PCL, NVDR	184,500	342,156
PTT PCL, NVDR	201,500	230,471
Siam Cement PCL (The)	27,000	319,456
Siam Commercial Bank PCL (The), NVDR	103,000	367,800
Thai Oil PCL	117,400	180,125
		2,458,403
Turkey — 0.0%
BIM Birlesik Magazalar A/S	30,949	222,186

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Turkey (cont’d.)
Turkcell Iletisim Hizmetleri A/S	112,607	$193,602
		415,788
United Arab Emirates — 0.0%
Emaar Properties PJSC	162,071	179,346
United Kingdom — 1.2%
BP PLC	602,911	2,729,173
CNH Industrial NV	71,973	1,202,447
Diageo PLC	249,638	12,062,443
Linde PLC	25,188	7,433,180
London Stock Exchange Group PLC	32,061	3,202,717
Persimmon PLC	113,351	4,079,406
RELX PLC	210,968	6,091,298
Taylor Wimpey PLC	1,075,897	2,233,161
		39,033,825
United States — 36.0%
AbbVie, Inc.	181,155	19,541,190
Advanced Micro Devices, Inc.*	71,042	7,310,222
Affirm Holdings, Inc.*(a)	6,006	715,495
Agios Pharmaceuticals, Inc.*(a)	10,544	486,606
Airbnb, Inc. (Class A Stock)*	3,162	530,425
Alaska Air Group, Inc.*	16,655	975,983
Alleghany Corp.*	3,228	2,015,595
Alnylam Pharmaceuticals, Inc.*	5,952	1,123,797
Alphabet, Inc. (Class A Stock)*	5,981	15,990,323
Alphabet, Inc. (Class C Stock)*	10,843	28,899,956
Amazon.com, Inc.*	11,654	38,283,856
American Campus Communities, Inc., REIT	19,570	948,166
American Electric Power Co., Inc.	30,679	2,490,521
American Express Co.	20,354	3,409,906
American Homes 4 Rent (Class A Stock), REIT	60,048	2,289,030
American International Group, Inc.	28,458	1,562,060
Ameriprise Financial, Inc.	10,808	2,854,609
AmerisourceBergen Corp.	26,955	3,219,775
AMETEK, Inc.	12,215	1,514,782
Analog Devices, Inc.	95,192	15,942,756
Apple Hospitality REIT, Inc., REIT	50,942	801,318
Apple, Inc.	251,609	35,602,673
AptarGroup, Inc.	15,199	1,814,001
Arrow Electronics, Inc.*	4,986	559,878
Aspen Technology, Inc.*	11,091	1,361,975
Atmos Energy Corp.	15,205	1,341,081
AutoZone, Inc.*	3,235	5,492,998
Axalta Coating Systems Ltd.*	87,242	2,546,594
Bank of America Corp.	349,370	14,830,756
Berkshire Hathaway, Inc. (Class B Stock)*	33,688	9,194,803
Best Buy Co., Inc.	21,569	2,280,059
Biogen, Inc.*	17,503	4,953,174
BJ’s Wholesale Club Holdings, Inc.*(a)	36,940	2,028,745
Black Knight, Inc.*	23,815	1,714,680
BlackRock, Inc.	1,803	1,512,104
Blackstone, Inc.	23,643	2,750,627
Booking Holdings, Inc.*	3,664	8,697,860
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Booz Allen Hamilton Holding Corp.	12,334	$978,703
Boston Scientific Corp.*	195,266	8,472,592
Bright Horizons Family Solutions, Inc.*	18,864	2,630,019
Bristol-Myers Squibb Co.	270,612	16,012,112
Brixmor Property Group, Inc., REIT	119,890	2,650,768
Broadridge Financial Solutions, Inc.	10,200	1,699,728
Brunswick Corp.	18,839	1,794,792
Bumble, Inc. (Class A Stock)*(a)	22,742	1,136,645
Cabot Oil & Gas Corp.(a)	128,638	2,799,163
Capital One Financial Corp.	54,995	8,907,540
Carlisle Cos., Inc.	12,177	2,420,666
CarMax, Inc.*	10,292	1,316,964
Carter’s, Inc.	7,866	764,890
Casey’s General Stores, Inc.	6,380	1,202,311
Catalent, Inc.*	29,538	3,930,622
CBRE Group, Inc. (Class A Stock)*	25,609	2,493,292
Centene Corp.*	31,325	1,951,861
CenterPoint Energy, Inc.	58,942	1,449,973
Ceridian HCM Holding, Inc.*	28,511	3,210,909
Certara, Inc.*	27,679	916,175
Charles Schwab Corp. (The)	80,254	5,845,701
Charter Communications, Inc. (Class A Stock)*	8,009	5,827,028
Chemed Corp.	2,950	1,372,104
Chesapeake Energy Corp.	365	22,480
Chevron Corp.	31,540	3,199,733
Chubb Ltd.	17,390	3,016,817
Cigna Corp.	28,254	5,655,321
Cisco Systems, Inc.	38,520	2,096,644
Citigroup, Inc.	48,682	3,416,503
Citizens Financial Group, Inc.	105,401	4,951,739
Claire’s Private Placement*^	313	66,513
Clearwater Analytics Holdings, Inc. (Class A Stock)*	19,620	502,468
CMC Materials, Inc.	9,296	1,145,546
CNA Financial Corp.	26,641	1,117,856
Coca-Cola Co. (The)	190,119	9,975,544
Cognex Corp.	16,840	1,350,905
Columbia Sportswear Co.	17,420	1,669,533
Comcast Corp. (Class A Stock)	94,820	5,303,283
Commerce Bancshares, Inc.(a)	14,682	1,023,042
CommScope Holding Co., Inc.*	141,210	1,919,044
Confluent, Inc. (Class A Stock)*(a)	14,387	858,185
ConocoPhillips	218,026	14,775,622
Constellation Brands, Inc. (Class A Stock)	18,468	3,891,023
Cooper Cos., Inc. (The)	3,586	1,482,130
Copart, Inc.*	13,267	1,840,398
Coty, Inc. (Class A Stock)*	113,232	890,004
Cracker Barrel Old Country Store, Inc.(a)	7,025	982,376
Cree, Inc.*(a)	10,063	812,386
Crowdstrike Holdings, Inc. (Class A Stock)*	4,573	1,123,952
Crown Holdings, Inc.	13,163	1,326,567
CubeSmart, REIT	32,530	1,576,078
Cullen/Frost Bankers, Inc.	9,960	1,181,455
Cushman & Wakefield PLC*(a)	62,247	1,158,417

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
CVS Health Corp.	43,010	$3,649,829
Deere & Co.	17,224	5,771,246
Definitive Healthcare Corp.*(a)	3,620	155,045
Delta Air Lines, Inc.*	27,459	1,170,028
Dexcom, Inc.*	4,088	2,235,564
Diamondback Energy, Inc.	11,714	1,108,964
Discover Financial Services	7,255	891,277
DISH Network Corp. (Class A Stock)*	51,323	2,230,498
Dollar General Corp.	9,049	1,919,655
Douglas Dynamics, Inc.	13,711	497,709
Dover Corp.	28,198	4,384,789
DraftKings, Inc. (Class A Stock)*(a)	25,238	1,215,462
Driven Brands Holdings, Inc.*	34,982	1,010,630
EastGroup Properties, Inc., REIT	22,017	3,668,693
Eastman Chemical Co.	60,093	6,053,769
Eaton Corp. PLC	71,680	10,702,541
Edison International	27,433	1,521,709
Eli Lilly & Co.	13,976	3,229,155
Encompass Health Corp.	23,023	1,727,646
Energizer Holdings, Inc.(a)	51,478	2,010,216
Entegris, Inc.	15,210	1,914,939
Entergy Corp.(a)	15,018	1,491,438
Envestnet, Inc.*	15,037	1,206,569
EOG Resources, Inc.	16,638	1,335,532
EP Energy Corp.*(a)	6,875	635,937
EPAM Systems, Inc.*	1,933	1,102,738
Equifax, Inc.	3,632	920,421
Equitrans Midstream Corp.	74,732	757,782
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,454	1,335,888
Exact Sciences Corp.*(a)	9,430	900,093
Exelixis, Inc.*	39,380	832,493
Facebook, Inc. (Class A Stock)*	22,949	7,788,661
FactSet Research Systems, Inc.	4,542	1,793,091
Federal Realty Investment Trust, REIT	13,843	1,633,336
FedEx Corp.	22,520	4,938,411
Ferguson PLC	47,235	6,575,703
First Horizon Corp.	109,498	1,783,722
First Republic Bank	7,981	1,539,375
Five9, Inc.*	6,215	992,784
FleetCor Technologies, Inc.*	19,585	5,116,973
Focus Financial Partners, Inc. (Class A Stock)*	27,648	1,447,926
Fortune Brands Home & Security, Inc.	56,457	5,048,385
Freeport-McMoRan, Inc.	37,901	1,232,920
Frontier Communications Parent, Inc.*	1	28
Gap, Inc. (The)(a)	118,700	2,694,490
Garmin Ltd.	9,190	1,428,677
Generac Holdings, Inc.*	10,853	4,435,296
General Dynamics Corp.	14,300	2,803,229
Global Payments, Inc.	11,841	1,865,905
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.	75,613	1,439,672
Guidewire Software, Inc.*	12,068	1,434,523
Hartford Financial Services Group, Inc. (The)	51,616	3,626,024
HCA Healthcare, Inc.	5,128	1,244,668
Hillman Solutions Corp.*(a)	64,062	764,260
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Home Depot, Inc. (The)	10,492	$3,444,104
Honeywell International, Inc.	15,542	3,299,256
Horizon Therapeutics PLC*	18,502	2,026,709
HubSpot, Inc.*(a)	2,829	1,912,659
IAA, Inc.*	26,673	1,455,546
IAC/InterActiveCorp*	10,975	1,429,933
ICU Medical, Inc.*	5,242	1,223,378
IDEX Corp.	6,710	1,388,634
IHS Markit Ltd.	11,476	1,338,331
Ingersoll Rand, Inc.*	134,738	6,792,143
Insulet Corp.*	2,502	711,143
International Business Machines Corp.	11,645	1,617,840
Intuit, Inc.	5,584	3,012,624
Intuitive Surgical, Inc.*	4,307	4,281,804
Invesco Ltd.	62,185	1,499,280
ITT, Inc.	27,565	2,366,180
Jack Henry & Associates, Inc.	5,380	882,643
Jazz Pharmaceuticals PLC*	7,509	977,747
Johnson & Johnson	29,188	4,713,862
JS Global Lifestyle Co. Ltd., 144A	46,500	107,727
Keurig Dr. Pepper, Inc.	54,298	1,854,820
Keysight Technologies, Inc.*	11,050	1,815,404
Kimco Realty Corp., REIT	150,076	3,114,077
Kinder Morgan, Inc.	166,932	2,792,772
Kinsale Capital Group, Inc.(a)	11,334	1,832,708
Knight-Swift Transportation Holdings, Inc.	29,893	1,529,027
Kohl’s Corp.	38,928	1,833,120
Kraft Heinz Co. (The)	72,974	2,686,903
Lam Research Corp.	4,357	2,479,787
Lamar Advertising Co. (Class A Stock), REIT	6,332	718,365
Lamb Weston Holdings, Inc.	23,510	1,442,809
Landstar System, Inc.	7,384	1,165,343
Las Vegas Sands Corp.*	45,412	1,662,079
Lazard Ltd. (Class A Stock)	31,551	1,445,036
Leidos Holdings, Inc.	60,788	5,843,550
Lennox International, Inc.	3,925	1,154,617
Liberty Broadband Corp. (Class C Stock)*	21,096	3,643,279
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	58,256	2,765,412
Lincoln Electric Holdings, Inc.	15,609	2,010,283
LKQ Corp.*	41,560	2,091,299
Loews Corp.	114,954	6,199,469
Lowe’s Cos., Inc.	42,904	8,703,505
LPL Financial Holdings, Inc.	15,340	2,404,698
Lyft, Inc. (Class A Stock)*	114,222	6,121,157
M&T Bank Corp.	40,165	5,998,241
Marathon Petroleum Corp.	42,414	2,621,609
Marriott International, Inc. (Class A Stock)*	29,454	4,361,843
Marsh & McLennan Cos., Inc.	14,536	2,201,186
Martin Marietta Materials, Inc.(a)	9,359	3,197,783
Mastercard, Inc. (Class A Stock)	61,412	21,351,724
Match Group, Inc.*(a)	8,118	1,274,445
McDonald’s Corp.	47,995	11,572,074
McKesson Corp.	6,803	1,356,382

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Medtronic PLC	23,052	$2,889,568
Merck & Co., Inc.	26,382	1,981,552
Mettler-Toledo International, Inc.*	916	1,261,662
Microchip Technology, Inc.	6,851	1,051,560
Microsoft Corp.	170,413	48,042,833
Mid-America Apartment Communities, Inc., REIT	25,841	4,825,807
Moelis & Co. (Class A Stock)	21,858	1,352,354
Mohawk Industries, Inc.*	16,041	2,845,673
Molina Healthcare, Inc.*	9,240	2,506,904
MongoDB, Inc.*	3,309	1,560,227
Monolithic Power Systems, Inc.	3,040	1,473,427
Morgan Stanley	55,350	5,386,108
Morningstar, Inc.	6,256	1,620,492
MSA Safety, Inc.(a)	9,820	1,430,774
Murphy USA, Inc.	21,392	3,578,026
MYT Holding LLC (Class B Stock)*^	92,685	463,425
Natera, Inc.*	9,833	1,095,790
National Retail Properties, Inc., REIT	33,087	1,429,028
National Vision Holdings, Inc.*(a)	15,317	869,546
nCino, Inc.*(a)	11,770	836,023
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	1,299	178,612
Netflix, Inc.*	5,959	3,637,016
Newell Brands, Inc.	105,674	2,339,622
Nexstar Media Group, Inc. (Class A Stock)	13,988	2,125,616
NextEra Energy, Inc.	166,194	13,049,553
NIKE, Inc. (Class B Stock)	13,885	2,016,519
Nordson Corp.	7,135	1,699,200
Norfolk Southern Corp.	42,800	10,239,900
Northern Trust Corp.	25,909	2,793,249
Northrop Grumman Corp.	14,336	5,163,110
NVIDIA Corp.	21,996	4,556,691
Oatly Group AB, ADR*(a)	25,994	393,029
Old Dominion Freight Line, Inc.	5,642	1,613,499
O’Reilly Automotive, Inc.*	15,748	9,622,973
Organon & Co.	39,342	1,290,024
Ortho Clinical Diagnostics Holdings PLC*	44,876	829,308
Outfront Media, Inc., REIT	55,121	1,389,049
Packaging Corp. of America	26,673	3,665,937
Pactiv Evergreen, Inc.	48,108	602,312
Palo Alto Networks, Inc.*	2,448	1,172,592
PayPal Holdings, Inc.*	12,488	3,249,502
Performance Food Group Co.*	39,465	1,833,544
PG&E Corp.*	141,768	1,360,973
Philip Morris International, Inc.	24,736	2,344,725
Phillips 66	28,137	1,970,434
Pioneer Natural Resources Co.	3,760	626,078
Planet Fitness, Inc. (Class A Stock)*	15,870	1,246,588
PNC Financial Services Group, Inc. (The)	25,893	5,065,707
Pool Corp.	5,117	2,222,876
Post Holdings, Inc.*	32,085	3,534,484
PPG Industries, Inc.	26,470	3,785,475
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Procter & Gamble Co. (The)	72,842	$10,183,312
Progressive Corp. (The)	83,165	7,517,284
Prologis, Inc., REIT	86,459	10,844,552
PTC, Inc.*	8,700	1,042,173
Public Storage, REIT	10,537	3,130,543
Q2 Holdings, Inc.*	17,416	1,395,718
QUALCOMM, Inc.	17,897	2,308,355
Quanta Services, Inc.	16,542	1,882,810
Ralph Lauren Corp.	18,706	2,077,114
Rayonier, Inc., REIT	85,760	3,059,917
Raytheon Technologies Corp.	51,055	4,388,688
RBC Bearings, Inc.*(a)	6,850	1,453,570
Regeneron Pharmaceuticals, Inc.*	17,763	10,749,812
Reynolds Consumer Products, Inc.(a)	41,130	1,124,494
RLI Corp.(a)	16,802	1,684,737
Roku, Inc.*	5,397	1,691,150
Ross Stores, Inc.	11,496	1,251,340
Royal Caribbean Cruises Ltd.*(a)	15,845	1,409,413
Royalty Pharma PLC (Class A Stock)	18,904	683,191
S&P Global, Inc.	12,667	5,382,082
SAL TopCo LLC*^	7,526	22,579
Schneider Electric SE	78,859	13,110,694
Seagate Technology Holdings PLC(a)	49,113	4,052,805
ServiceNow, Inc.*	2,689	1,673,284
ServisFirst Bancshares, Inc.(a)	19,820	1,541,996
Signature Bank	11,884	3,235,776
Snap, Inc. (Class A Stock)*	18,422	1,360,833
Snap-on, Inc.	5,040	1,053,108
Snowflake, Inc. (Class A Stock)*	4,096	1,238,753
SolarEdge Technologies, Inc.*	5,687	1,508,306
Southwest Airlines Co.*	58,281	2,997,392
SS&C Technologies Holdings, Inc.	27,507	1,908,986
Stanley Black & Decker, Inc.	34,630	6,070,985
State Street Corp.	81,493	6,904,087
Stellantis NV	95,785	1,821,017
StepStone Group, Inc. (Class A Stock)	27,341	1,165,820
Stericycle, Inc.*	16,522	1,123,000
STERIS PLC	8,020	1,638,326
Sun Communities, Inc., REIT	13,401	2,480,525
SVB Financial Group*	4,355	2,817,162
Syneos Health, Inc.*	19,940	1,744,351
SYNNEX Corp.	25,154	2,618,531
Synopsys, Inc.*	5,153	1,542,860
Sysco Corp.	27,803	2,182,535
T. Rowe Price Group, Inc.	11,989	2,358,236
Teradyne, Inc.	8,646	943,884
Tesla, Inc.*(a)	14,045	10,891,617
Texas Instruments, Inc.	17,866	3,434,024
Thermo Fisher Scientific, Inc.	8,784	5,018,563
Thor Industries, Inc.(a)	11,651	1,430,277
Timken Co. (The)	18,049	1,180,766
T-Mobile US, Inc.*	44,258	5,654,402
Toro Co. (The)	25,002	2,435,445
Tractor Supply Co.	7,177	1,454,132
Trane Technologies PLC	52,465	9,058,082
TransUnion	15,190	1,705,989
Travelers Cos., Inc. (The)	41,711	6,340,489
Truist Financial Corp.	238,256	13,973,714

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Tyler Technologies, Inc.*	3,156	$1,447,499
U.S. Bancorp	135,680	8,064,819
Uber Technologies, Inc.*	32,495	1,455,776
UiPath, Inc. (Class A Stock)*(a)	6,711	353,066
UnitedHealth Group, Inc.	33,765	13,193,336
Vail Resorts, Inc.*	4,377	1,462,137
Verizon Communications, Inc.	124,927	6,747,307
Vertex Pharmaceuticals, Inc.*	17,219	3,123,354
Viatris, Inc.	111,236	1,507,248
Vistra Corp.	63	1,077
Walt Disney Co. (The)*	15,478	2,618,413
Waste Connections, Inc.	18,990	2,391,411
Wells Fargo & Co.	430,340	19,972,079
Welltower, Inc., REIT	13,794	1,136,626
Wendy’s Co. (The)(a)	50,510	1,095,057
West Pharmaceutical Services, Inc.	4,554	1,933,355
Western Alliance Bancorp	20,088	2,185,976
Westrock Co.	52,412	2,611,690
WEX, Inc.*	12,193	2,147,675
Weyerhaeuser Co., REIT	119,890	4,264,487
Williams Cos., Inc. (The)	97,967	2,541,264
WillScot Mobile Mini Holdings Corp.*	72,520	2,300,334
Windstream Holdings, Inc.*^	66	1,329
Woodward, Inc.	12,960	1,467,072
Workday, Inc. (Class A Stock)*	9,951	2,486,655
Xcel Energy, Inc.	116,072	7,254,500
Yum! Brands, Inc.	20,769	2,540,256
Zebra Technologies Corp. (Class A Stock)*	3,046	1,569,969
Zimmer Biomet Holdings, Inc.	61,951	9,067,148
Zscaler, Inc.*	5,115	1,341,255
		1,196,001,896

Total Common Stocks (cost $1,519,019,387)		1,839,453,515
Preferred Stocks — 0.4%
Brazil — 0.1%
Gerdau SA (PRFC)	61,874	307,907
Itausa SA (PRFC)	222,015	456,199
Petroleo Brasileiro SA (PRFC)	204,201	1,019,927
		1,784,033
Germany — 0.3%
Jungheinrich AG (PRFC)	25,695	1,194,385
Schaeffler AG (PRFC)	96,158	739,462
Volkswagen AG (PRFC)	41,679	9,277,187
		11,211,034
United States — 0.0%
Claire’s Stores, Inc., CVT*^	217	515,375
Goodman Networks, Inc., Maturing 05/11/22*^	1,772	18
	Shares	Value

Preferred Stocks (continued)
United States (cont’d.)
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29^	160,186	$160,186
		675,579

Total Preferred Stocks (cost $13,501,053)		13,670,646

	Units
Rights* — 0.0%
Taiwan — 0.0%
Fubon Financial Holding Co. Ltd., expiring 10/20/21	7,700	4,767
Fubon Financial Holding Co. Ltd. Preferred Shares, expiring 10/25/21	4,683	2,714
		7,481
United States — 0.0%
Vistra Corp., expiring 01/23/27^	14,839	20,032

Total Rights (cost $0)		27,513
Warrants* — 0.0%
United States
Chesapeake Energy Corp., expiring 02/09/26	1,115	40,374
Chesapeake Energy Corp., expiring 02/09/26	1,239	39,487
Chesapeake Energy Corp., expiring 02/09/26	688	20,117
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	17,882

Total Warrants (cost $69,198)		117,860

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.5%
United States
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-OP01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.336%(c)	12/25/33	388	388,445
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R01, Class M2, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.956%(c)	02/25/34	396	390,251
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035% (Cap N/A, Floor 1.035%)
1.121%(c)	02/25/33	200	200,423

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Bayview Financial Acquisition Trust,
Series 2006-D, Class 1A5
6.168%(cc)	12/28/36	70	$94,069
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755% (Cap N/A, Floor 1.755%)
1.841%(c)	09/25/34	469	473,696
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class B, 1 Month LIBOR + 5.250% (Cap 11.000%, Floor 5.250%)
5.336%(c)	03/25/43	22	23,536
Series 2003-SD02, Class 3A
3.776%(cc)	06/25/43	143	149,858
CarMax Auto Owner Trust,
Series 2018-03, Class A4
3.270%	03/15/24	497	507,598
Series 2020-01, Class A2
1.870%	04/17/23	78	78,172
Series 2020-01, Class A3
1.890%	12/16/24	309	313,359
Carvana Auto Receivables Trust,
Series 2021-P03, Class A2
0.380%	01/10/25	684	683,805
Chase Funding Loan Acquisition Trust,
Series 2004-OPT01, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.586%(c)	06/25/34	173	173,594
Chase Funding Trust,
Series 2003-06, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	11/25/34	330	332,547
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.061%(c)	10/25/34	333	331,269
Countrywide Partnership Trust,
Series 2004-EC01, Class M2, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.945%)
1.031%(c)	01/25/35	248	246,148
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB06, Class M3, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.186%(c)	12/25/33	256	256,164
Dell Equipment Finance Trust,
Series 2021-02, Class A2, 144A
0.330%	12/22/26	226	225,904
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	1,762	1,892,028
Ford Credit Auto Owner Trust,
Series 2021-A, Class A2
0.170%	10/15/23	139	138,765
Fremont Home Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.016%(c)	07/25/34	70	70,288
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
GSAMP Trust,
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.886%(c)	02/25/33	193	$187,543
Home Equity Asset Trust,
Series 2004-06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	12/25/34	181	181,530
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	03/25/35	235	229,230
Honda Auto Receivables Owner Trust,
Series 2021-01, Class A2
0.160%	07/21/23	197	197,286
Lendmark Funding Trust,
Series 2018-02A, Class C, 144A
5.260%	04/20/27	2,000	2,004,644
Long Beach Mortgage Loan Trust,
Series 2001-02, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.926%(c)	07/25/31	132	131,099
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	09/25/34	60	59,472
Series 2005-NC01, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	12/25/34	156	155,204
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.061%(c)	07/25/34	94	93,493
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.941%(c)	01/25/34	56	56,081
Series 2004-HE06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	08/25/34	110	109,051
NovaStar Mortgage Funding Trust,
Series 2003-02, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 2.775%)
2.861%(c)	09/25/33	372	380,782
Option One Mortgage Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
1.661%(c)	05/25/34	201	210,929
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.650% (Cap 14.000%, Floor 0.975%)
1.061%(c)	11/25/33	181	179,989
Renaissance Home Equity Loan Trust,
Series 2003-02, Class M2A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.086%(c)	08/25/33	227	229,265

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2021-03, Class A2
0.290%	05/15/24	668	$668,148
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,015	2,115,625
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,510	1,576,556
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
9.164%(cc)	07/25/30	50	44,229
Series 2004-02, Class MV2, 1 Month LIBOR + 1.800% (Cap 10.000%, Floor 1.800%)
1.886%(c)	08/25/35	186	188,410
Toyota Auto Receivables Owner Trust,
Series 2019-B, Class A3
2.570%	08/15/23	446	449,772
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-02, Class M8A, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.586%(c)	10/25/34	734	748,668
World Omni Auto Receivables Trust,
Series 2017-B, Class A4
2.250%	10/16/23	455	456,738

Total Asset-Backed Securities (cost $16,977,338)			17,623,663
Bank Loans — 0.0%
United States
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.584%(c)	12/18/26	546	534,626
Moran Foods LLC,
Term Loan
—%(p)	04/01/24^	104	104,828
—%(p)	10/01/24	162	139,941

Total Bank Loans (cost $675,187)			779,395
Commercial Mortgage-Backed Securities — 0.5%
United States
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,000	1,075,453
Series 2017-BNK07, Class A4
3.175%	09/15/60	1,370	1,475,664
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	737,852
Benchmark Mortgage Trust,
Series 2018-B03, Class A5
4.025%	04/10/51	1,174	1,328,020
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,287,165
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	1,590	$1,748,542
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.122%(cc)	07/25/30	2,474	310,810
Series 2021-M03, Class 1A1
1.000%	11/25/33	77	76,495
Series 2021-M03, Class X1, IO
2.116%(cc)	11/25/33	398	53,118
FHLMC Multifamily Mortgage Trust,
Series 2015-K45, Class C, 144A
3.712%(cc)	04/25/48	1,355	1,417,274
Series 2015-K48, Class B, 144A
3.766%(cc)	08/25/48	1,600	1,725,264
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	3,390,269
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	244,013
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30	505	515,729
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.381%(cc)	03/15/45	765	757,291

Total Commercial Mortgage-Backed Securities (cost $16,181,344)			16,142,959
Corporate Bonds — 13.2%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, MTN
2.625%	11/09/22	772	792,078
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30	1,100	1,143,423
Glencore Funding LLC,
Gtd. Notes, 144A
1.625%	04/27/26	347	345,482
2.500%	09/01/30	709	695,738
2.625%	09/23/31	296	289,979
4.000%	03/27/27(a)	324	355,966
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.300%
0.350%(c)	04/06/23	850	849,354
Sub. Notes, 144A
3.052%(ff)	03/03/36	370	366,306
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, GMTN
2.500%	05/22/22	781	792,524
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34(a)	565	607,397

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Australia (cont’d.)
NBN Co. Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
0.875%	10/08/24	431	$429,864
Santos Finance Ltd.,
Gtd. Notes, 144A
3.649%	04/29/31	463	470,742
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.500%	06/28/22	772	785,078
Sub. Notes, GMTN
4.322%(ff)	11/23/31	745	821,906
			8,745,837
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36	205	247,814
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43	600	661,533
4.700%	02/01/36	163	196,849
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38	799	932,771
4.500%	06/01/50(a)	972	1,162,959
4.600%	04/15/48	525	628,484
			3,830,410
Bermuda — 0.0%
Triton Container International Ltd.,
Sr. Sec’d. Notes, 144A
1.150%	06/07/24(a)	480	479,133
Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30	1,233	1,277,321
Canada — 0.4%
Air Canada 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
3.700%	07/15/27	212	206,842
Bank of Montreal,
Sr. Unsec’d. Notes, MTN, SOFR + 0.320%
0.370%(c)	07/09/24(a)	400	400,529
Sr. Unsec’d. Notes, MTN, SOFR + 0.680%
0.730%(c)	03/10/23	212	213,551
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22(a)	568	575,428
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
1.625%	05/01/23(a)	550	561,272
2.000%	11/15/22	700	713,388
Bell Canada,
Gtd. Notes
4.300%	07/29/49	188	223,738
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.450%	06/22/23	520	$520,036
0.950%	06/23/23	396	399,408
Canadian National Railway Co.,
Sr. Unsec’d. Notes
2.450%	05/01/50	185	170,591
Emera US Finance LP,
Gtd. Notes
4.750%	06/15/46	237	280,262
Sr. Unsec’d. Notes, 144A
2.639%	06/15/31	530	532,545
Emera, Inc.,
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76(a)	509	603,198
Enbridge, Inc.,
Gtd. Notes
2.500%	08/01/33	270	271,003
3.125%	11/15/29	380	406,121
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	330	354,181
National Bank of Canada,
Sr. Unsec’d. Notes, 144A
2.150%	10/07/22	1,099	1,120,076
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.400%
0.450%(c)	08/05/22	796	798,116
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23	660	674,035
Teck Resources Ltd.,
Sr. Unsec’d. Notes
5.400%	02/01/43	727	892,471
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
0.250%	01/06/23	680	679,711
0.750%	06/12/23	500	503,149
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.625%	03/01/34	845	994,394
Transcanada Trust,
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76(a)	263	294,557
			12,388,602
Chile — 0.0%
Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	200	195,137
China — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.250%	05/11/41	115	119,007
3.400%	05/01/30	450	487,518
			606,525

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	343	$364,272
5.000%(ff)	01/12/23	670	677,862
5.375%	01/12/24	397	435,695
			1,477,829
Finland — 0.0%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23	530	535,597
Sub. Notes, 144A
4.625%(ff)	09/13/33	220	245,846
			781,443
France — 0.6%
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
2.125%	11/21/22	872	889,688
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27(a)	1,460	1,436,805
2.219%(ff)	06/09/26	290	297,666
2.871%(ff)	04/19/32	275	280,939
4.705%(ff)	01/10/25	500	541,380
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22	621	631,798
3.500%	03/01/23	530	552,429
BPCE SA,
Gtd. Notes, 144A, MTN
3.000%	05/22/22	1,016	1,033,472
Sr. Unsec’d. Notes, 144A
2.375%	01/14/25	1,335	1,378,995
Sr. Unsec’d. Notes, 144A, MTN
2.750%	01/11/23	630	649,518
Sub. Notes, 144A
5.150%	07/21/24	1,440	1,591,942
Sub. Notes, 144A, MTN
4.500%	03/15/25	590	647,662
Credit Agricole Corporate & Investment Bank SA,
Gtd. Notes, MTN
0.780%	06/28/24	250	249,354
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25(oo)	420	507,350
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	1,160	1,142,960
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 1.430%
1.549%(c)	01/10/22	391	392,487
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	895	910,990
3.750%	04/24/23(a)	520	546,492
4.125%	01/10/27	315	352,779
Danone SA,
Sr. Unsec’d. Notes, 144A
3.000%	06/15/22	150	152,803
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
France (cont’d.)
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,345	$1,331,057
2.625%	10/16/24	370	385,517
2.889%(ff)	06/09/32	590	594,100
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	260	258,525
3.250%	01/12/22(a)	775	781,216
Sub. Notes, 144A
4.750%	11/24/25(a)	1,150	1,273,723
TotalEnergies Capital International SA,
Gtd. Notes
2.986%	06/29/41	465	473,502
3.127%	05/29/50	90	90,618
WEA Finance LLC,
Gtd. Notes, 144A
2.875%	01/15/27(a)	480	498,444
			19,874,211
Germany — 0.2%
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.375%	12/15/28	850	963,457
BMW Finance NV,
Gtd. Notes, 144A
2.250%	08/12/22(a)	775	788,520
Daimler Finance North America LLC,
Gtd. Notes, 144A
3.400%	02/22/22	822	831,813
Deutsche Bank AG,
Sr. Unsec’d. Notes
1.686%	03/19/26	790	794,670
2.222%(ff)	09/18/24	520	532,893
3.035%(ff)	05/28/32	545	556,120
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
1.200%	03/11/26	280	279,157
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
2.700%	09/26/22	500	511,446
3.200%	09/26/26(a)	748	800,247
			6,058,323
Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	01/15/25	904	951,694
3.650%	07/21/27	415	440,476
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	575	616,248
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
2.875%	02/15/25	690	709,803
3.625%	05/01/22	600	608,886
3.950%	07/01/24	860	912,676

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Ireland (cont’d.)
4.250%	04/15/26	915	$985,494
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
2.029%(ff)	09/30/27	580	579,392
			5,804,669
Italy — 0.2%
Enel Finance International NV,
Gtd. Notes, 144A
1.375%	07/12/26	551	547,372
2.250%	07/12/31	218	214,998
3.625%	05/25/27	500	553,209
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	200	227,462
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	552	563,678
Sub. Notes, 144A
4.950%	06/01/42	590	610,603
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	330	328,374
3.127%(ff)	06/03/32	330	333,379
Sub. Notes, 144A
5.861%(ff)	06/19/32(a)	1,160	1,288,580
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35(a)	575	635,632
			5,303,287
Japan — 0.3%
Daiwa Securities Group, Inc.,
Sr. Unsec’d. Notes, 144A
3.129%	04/19/22	582	590,354
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.193%	02/25/25	1,477	1,525,799
3.455%	03/02/23	570	594,606
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	848	872,097
2.953%	02/28/22	777	785,564
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27	470	516,849
4.810%	09/17/30	585	658,364
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
1.851%	07/16/25	550	557,386
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
2.846%	01/11/22	305	307,162
3.102%	01/17/23	875	905,670
Sumitomo Mitsui Trust Bank Ltd.,
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.440%
0.490%(c)	09/16/24	258	258,415
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Japan (cont’d.)
Suntory Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
2.550%	06/28/22	391	$396,319
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
2.050%	03/31/30	730	718,809
3.025%	07/09/40	335	339,199
5.000%	11/26/28	969	1,156,233
			10,182,826
Mexico — 0.1%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22	287	293,040
Bimbo Bakeries USA, Inc.,
Gtd. Notes, 144A
4.000%	05/17/51	206	222,975
Comision Federal de Electricidad,
Gtd. Notes, 144A
4.677%	02/09/51	530	511,659
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
3.500%	01/16/50	600	628,199
Grupo Bimbo SAB de CV,
Gtd. Notes, 144A
4.000%	09/06/49	200	216,577
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27(a)	400	422,205
			2,294,655
Netherlands — 0.2%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27	200	198,577
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26(a)	460	506,098
Gtd. Notes, MTN
3.875%	02/08/22	656	664,445
Heineken NV,
Sr. Unsec’d. Notes, 144A
2.750%	04/01/23	448	462,243
ING Groep NV,
Jr. Sub. Notes
3.875%(ff)	05/16/27(oo)	375	364,501
Sr. Unsec’d. Notes
3.150%	03/29/22	776	787,133
Lundin Energy Finance BV,
Gtd. Notes, 144A
2.000%	07/15/26(a)	410	412,536
3.100%	07/15/31	915	927,870
Shell International Finance BV,
Gtd. Notes, 3 Month LIBOR + 0.400%
0.521%(c)	11/13/23	591	594,639

A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Netherlands (cont’d.)
Gtd. Notes
2.750%	04/06/30	1,146	$1,215,355
4.550%	08/12/43	40	50,070
			6,183,467
Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.375%	05/22/30	100	102,888
Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28	1,200	1,177,939
South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31	300	301,533
South Korea — 0.0%
Korea Development Bank (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.705%
0.829%(c)	02/27/22	218	218,382
Sr. Unsec’d. Notes
3.000%	09/14/22	718	735,311
			953,693
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
1.125%	09/18/25	200	197,736
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	200	200,387
1.722%(ff)	09/14/27	400	398,295
2.706%	06/27/24	1,000	1,051,772
3.125%	02/23/23	400	414,156
3.490%	05/28/30	800	857,993
Telefonica Emisiones SA,
Gtd. Notes
4.665%	03/06/38	1,362	1,591,981
4.895%	03/06/48	195	234,019
			4,946,339
Switzerland — 0.4%
Credit Suisse AG,
Sr. Unsec’d. Notes, Series FXD
0.520%	08/09/23	737	737,773
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(oo)	720	753,329
6.250%(ff)	12/18/24(oo)	720	776,707
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	755	738,630
2.593%(ff)	09/11/25	1,888	1,957,807
4.207%(ff)	06/12/24	1,862	1,966,363
4.282%	01/09/28	1,190	1,321,418
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Switzerland (cont’d.)
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	09/15/22	380	$392,546
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
5.550%	10/25/42	118	150,250
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50	158	159,037
UBS AG,
Sr. Unsec’d. Notes, 144A, SOFR + 0.450%
0.500%(c)	08/09/24	332	333,998
UBS Group AG,
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27(a)	1,000	990,623
3.126%(ff)	08/13/30	359	381,470
3.491%	05/23/23	1,036	1,055,947
4.125%	09/24/25	278	306,952
			12,022,850
Taiwan — 0.0%
TSMC Global Ltd.,
Gtd. Notes, 144A
1.250%	04/23/26	980	970,920
2.250%	04/23/31(a)	410	408,684
			1,379,604
United Kingdom — 1.0%
AstraZeneca PLC,
Sr. Unsec’d. Notes
1.375%	08/06/30(a)	745	709,014
2.125%	08/06/50(a)	430	371,923
4.000%	09/18/42	210	249,249
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	924	996,523
Barclays PLC,
Jr. Sub. Notes
7.875%(ff)	03/15/22(oo)	620	635,253
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	1,555	1,631,923
3.932%(ff)	05/07/25	600	643,749
4.610%(ff)	02/15/23	766	777,709
BAT Capital Corp.,
Gtd. Notes
2.764%	08/15/22	546	556,351
3.557%	08/15/27	925	996,546
4.390%	08/15/37	1,061	1,133,031
4.906%	04/02/30	680	779,493
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)	254	270,875
4.875%(ff)	03/22/30(a)(oo)	392	430,416
CK Hutchison International 19 Ltd.,
Gtd. Notes, 144A
3.250%	04/11/24(a)	496	525,316

A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25	495	$494,058
2.013%(ff)	09/22/28(a)	985	984,371
2.206%(ff)	08/17/29	885	878,522
2.848%(ff)	06/04/31(a)	560	574,622
4.041%(ff)	03/13/28	2,225	2,462,033
4.292%(ff)	09/12/26	698	769,534
Hutchison Whampoa International 11 Ltd.,
Gtd. Notes, 144A
4.625%	01/13/22	782	791,037
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.125%	07/26/24	362	380,434
3.500%	07/26/26(a)	532	570,359
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
1.627%(ff)	05/11/27	270	269,719
3.000%	01/11/22	583	587,349
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
2.000%	01/27/23(a)	700	715,167
4.302%(ff)	03/08/29	305	342,416
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	780	793,802
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32(a)	390	426,412
NatWest Group PLC,
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27(a)	422	421,728
3.073%(ff)	05/22/28(a)	365	387,283
4.269%(ff)	03/22/25	1,513	1,632,717
NatWest Markets PLC,
Sr. Unsec’d. Notes, 144A
1.600%	09/29/26	770	770,201
3.625%	09/29/22	762	787,152
New England Power Co.,
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	150	164,130
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
2.375%	06/24/22	775	785,699
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	1,320	1,322,560
1.673%(ff)	06/14/27	570	567,724
2.896%(ff)	03/15/32	690	703,719
3.571%	01/10/23	223	224,879
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	315	317,027
1.456%(ff)	01/14/27	1,835	1,805,683
2.819%(ff)	01/30/26(a)	964	1,002,785
4.247%(ff)	01/20/23	769	777,457
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Vodafone Group PLC,
Sr. Unsec’d. Notes
4.375%	02/19/43	195	$226,629
Sub. Notes
3.250%(ff)	06/04/81	165	167,497
4.125%(ff)	06/04/81(a)	375	379,655
			34,191,731
United States — 8.9%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.578%(c)	08/10/22	798	798,187
Sr. Unsec’d. Notes, 144A
2.500%	02/10/41	150	137,696
2.800%	02/10/51	280	258,438
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	770	790,816
3.200%	11/21/29(a)	1,542	1,661,601
4.050%	11/21/39	581	667,400
4.250%	11/21/49	210	248,636
4.450%	05/14/46(a)	505	607,340
4.500%	05/14/35	207	247,437
4.750%	03/15/45	110	136,804
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	405	375,793
2.500%	09/15/50	1,006	878,607
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	320	356,544
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	310	304,708
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25(a)	489	519,152
3.950%	07/15/30	239	263,337
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	290	321,607
4.125%	11/15/42	218	248,594
AIG Global Funding,
Sr. Sec’d. Notes, 144A
0.400%	09/13/23	578	576,511
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	334	352,489
3.375%	07/01/25	150	159,287
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	200	208,665
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	210	211,707
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	1,590	1,618,915

A16

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	100	$98,527
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	330	296,289
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	580	558,123
3.400%	02/04/41	470	444,449
3.875%	09/16/46(a)	559	544,453
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60	310	291,652
3.100%	05/12/51(a)	335	352,567
3.875%	08/22/37	395	464,939
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28	190	186,273
3.500%	01/15/31(a)	734	799,129
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	175	173,884
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	244	245,319
American Express Co.,
Sr. Unsec’d. Notes
2.750%	05/20/22	473	479,587
3.400%	02/27/23	610	634,382
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	11/16/22	690	707,197
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35(a)	342	386,177
4.800%	07/10/45	200	253,648
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27(a)	1,183	1,242,215
3.950%	03/15/29(a)	672	748,305
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
0.737%	03/15/23(a)	597	597,870
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	760	732,750
3.000%	01/15/52	365	352,476
3.150%	02/21/40	366	373,087
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	170	170,041
2.950%	10/01/51	500	499,701
Anthem, Inc.,
Sr. Unsec’d. Notes
0.450%	03/15/23	538	538,545
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.625%	05/15/42	85	$104,180
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series AA
2.700%	04/01/31(a)	320	328,815
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	330	316,463
2.650%	05/11/50	638	614,197
2.700%	08/05/51	345	335,476
2.800%	02/08/61	35	33,656
2.850%	08/05/61	315	304,555
2.950%	09/11/49	200	203,207
3.450%	02/09/45	880	972,370
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.890%
1.015%(c)	02/15/23	394	397,435
Sr. Unsec’d. Notes
2.250%	02/01/32	215	209,481
2.550%	12/01/33(a)	550	541,180
3.100%	02/01/43	455	437,891
3.300%	02/01/52	200	192,606
3.500%	06/01/41	30	30,812
3.550%	09/15/55	875	862,695
3.650%	09/15/59	762	754,239
4.300%	02/15/30(a)	660	757,669
4.800%	06/15/44	120	142,937
Athene Global Funding,
Sec’d. Notes, 144A, SOFR + 0.560%
0.610%(c)	08/19/24	450	450,574
Atmos Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%
0.496%(c)	03/09/23	280	280,035
Sr. Unsec’d. Notes
3.000%	06/15/27	140	150,691
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26	605	603,111
1.950%	09/20/26	540	535,097
5.500%	12/15/24	150	168,110
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	2,007	2,017,383
2.299%(ff)	07/21/32	880	867,517
2.687%(ff)	04/22/32(a)	380	387,915
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	240	263,075
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31(a)	830	798,854
2.676%(ff)	06/19/41	390	377,021
2.881%(ff)	04/24/23	1,060	1,074,670
2.884%(ff)	10/22/30	1,417	1,479,254
3.124%(ff)	01/20/23	322	324,661
3.705%(ff)	04/24/28	1,758	1,931,806
3.824%(ff)	01/20/28	3,829	4,228,158
3.974%(ff)	02/07/30	455	509,981

A17

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32(a)	865	$881,037
Sub. Notes
2.482%(ff)	09/21/36	660	646,415
Sub. Notes, MTN, Series L
4.183%	11/25/27(a)	660	735,332
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.661%(ff)	05/16/23	985	999,318
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	1,000	1,017,319
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31(a)	385	374,441
3.700%	06/06/27	701	775,022
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	315	301,003
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	500	491,068
4.200%	08/15/48	4	4,890
Biogen, Inc.,
Sr. Unsec’d. Notes
3.150%	05/01/50	825	792,295
3.625%	09/15/22	571	589,108
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	530	534,207
2.250%	06/15/26	180	183,127
3.250%	02/01/35	471	472,365
3.625%	02/01/31(a)	705	755,281
3.950%	08/01/59	790	803,822
5.705%	05/01/40	164	208,679
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	310	322,960
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30(a)	590	609,305
BP Capital Markets America, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.650%
0.772%(c)	09/19/22	32	32,145
Gtd. Notes
2.772%	11/10/50	680	627,106
2.939%	06/04/51(a)	370	351,428
3.017%	01/16/27	355	381,459
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	565	536,510
2.550%	11/13/50(a)	845	796,653
3.450%	11/15/27	629	698,175
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27(a)	1,872	2,057,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	650	$630,755
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	330	340,620
3.900%	08/01/46	135	157,054
4.150%	04/01/45	205	245,874
4.950%	09/15/41	88	114,325
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	218	224,190
Capital One Financial Corp.,
Jr. Sub. Notes, Series M
3.950%(ff)	09/01/26(oo)	475	489,013
Sr. Unsec’d. Notes
3.200%	01/30/23(a)	640	662,501
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22	360	366,525
Cardinal Health, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.770%
0.886%(c)	06/15/22	397	398,763
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(oo)	410	432,330
Sr. Unsec’d. Notes
2.500%	09/01/22	223	227,162
2.650%	06/01/31	1,050	1,072,742
2.950%	03/01/30	207	216,560
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23	469	489,517
4.950%	06/01/43	289	348,205
5.150%	03/15/34	477	583,412
5.375%	03/15/44	339	430,450
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	810	831,633
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	85	81,003
2.800%	04/01/31	675	677,979
3.500%	06/01/41(a)	350	344,476
3.500%	03/01/42	190	185,492
3.700%	04/01/51	209	202,344
3.900%	06/01/52	205	203,754
4.800%	03/01/50	695	782,867
6.384%	10/23/35	345	453,139
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27(a)	1,250	1,445,563
Sr. Sec’d. Notes, 144A
2.742%	12/31/39	200	197,790

A18

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	308	$309,163
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50(a)	440	397,812
3.850%	01/15/28	900	1,016,426
Chubb INA Holdings, Inc.,
Gtd. Notes
2.875%	11/03/22	150	153,448
Church & Dwight Co., Inc.,
Sr. Unsec’d. Notes
2.875%	10/01/22	816	835,696
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	150	163,722
4.375%	10/15/28	656	758,139
Sr. Unsec’d. Notes
2.400%	03/15/30	525	533,837
3.200%	03/15/40	135	138,381
3.400%	03/15/50	193	199,426
3.400%	03/15/51	80	82,660
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	490	536,454
Citigroup, Inc.,
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	87	93,338
Jr. Sub. Notes, Series T
6.250%(ff)	08/15/26(oo)	730	845,055
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	428	442,097
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
1.085%(c)	04/25/22	592	594,345
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30	2,577	2,710,521
3.142%(ff)	01/24/23	807	813,764
3.520%(ff)	10/27/28	722	785,369
3.668%(ff)	07/24/28	475	522,367
3.980%(ff)	03/20/30	880	989,323
Sub. Notes
4.300%	11/20/26	840	944,432
5.300%	05/06/44	40	53,304
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.082%(c)	03/29/23	591	596,754
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	336	377,485
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.250%	01/05/32	405	410,227
2.500%	06/01/40	236	229,768
3.000%	03/05/51	40	41,345
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52(a)	620	$547,637
3.200%	07/15/36	790	841,029
3.750%	04/01/40	1,114	1,253,858
4.049%	11/01/52	187	217,091
Gtd. Notes, 144A
2.987%	11/01/63	215	201,558
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	100	112,271
3.700%	03/01/45	50	56,238
4.700%	01/15/44	115	145,979
Comstock Resources, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25	86	89,381
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.300%	04/15/44	280	343,727
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	630	702,732
4.300%	08/15/28	625	719,257
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29(a)	781	835,934
Corporate Office Properties LP,
Gtd. Notes
2.000%	01/15/29	110	107,731
2.750%	04/15/31	100	101,084
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	205	192,009
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	425	508,956
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.100%	04/01/31	205	197,660
2.900%	04/01/41	620	595,975
3.800%	02/15/28	420	462,290
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51(a)	773	699,984
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	675	646,582
2.750%	12/01/22	776	793,039
4.300%	03/25/28	377	429,886
4.780%	03/25/38	240	293,765
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
4.900%	10/01/26	675	777,181
5.300%	10/01/29	681	823,508
6.020%	06/15/26	1,000	1,192,665

A19

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30(a)	605	$658,455
5.875%	06/15/28	207	227,722
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	840	898,616
4.750%	05/31/25	569	634,987
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	270	292,998
3.950%	03/20/28	950	1,052,703
4.950%	05/15/42	45	53,166
5.200%	09/20/47	200	246,641
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23	368	381,572
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	264	265,319
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.100%	11/15/30(a)	515	510,134
DTE Energy Co.,
Sr. Unsec’d. Notes, Series H
0.550%	11/01/22(a)	448	448,885
Duke Energy Carolinas LLC,
First Mortgage
2.550%	04/15/31	380	393,944
First Ref. Mortgage
4.000%	09/30/42	345	394,831
Duke Energy Corp.,
Sr. Unsec’d. Notes, SOFR + 0.250%
0.300%(c)	06/10/23	399	398,851
Sr. Unsec’d. Notes
3.500%	06/15/51	115	118,673
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	220	236,303
3.800%	07/15/28	310	347,756
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	728	697,155
3.750%	05/15/46	125	138,600
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49	38	46,507
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	180	176,986
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	295	292,102
2.775%	01/07/32	190	190,822
3.616%	08/01/27	170	183,744
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	280	$270,755
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	673	609,065
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	09/15/29	285	309,049
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	162	169,954
5.150%	02/01/43	176	198,327
5.150%	03/15/45	423	484,189
5.250%	04/15/29(a)	890	1,042,622
5.300%	04/01/44	185	214,976
5.950%	10/01/43	245	299,562
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	125	153,138
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44	115	126,072
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31	430	426,401
4.000%	07/15/22	250	255,561
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	430	430,146
2.900%	03/15/51	160	155,072
4.950%	01/15/45	595	650,219
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	80	87,329
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	285	279,755
3.450%	12/01/27	70	74,922
3.550%	09/30/49	538	571,049
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	150	145,027
3.700%	01/31/51	160	167,948
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	210	188,147
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	6	6,295
Eversource Energy,
Sr. Unsec’d. Notes, Series K
2.750%	03/15/22	349	352,018
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	265	320,506

A20

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.610%	10/15/30	775	$811,721
2.995%	08/16/39	458	473,065
3.095%	08/16/49	408	412,812
F&G Global Funding,
Sr. Sec’d. Notes, 144A
0.900%	09/20/24	556	555,058
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	170	172,045
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.375%	03/01/23	489	489,236
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22(a)	389	394,652
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.640%
0.766%(c)	02/01/22	449	449,894
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	1,169	1,273,107
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	600	608,922
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	245	284,129
4.050%	06/01/42	50	59,820
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25(a)	750	772,058
3.625%	06/17/31(a)	860	867,883
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	700	748,497
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28(a)	516	534,091
4.625%	08/01/30	230	248,208
5.250%	09/01/29	994	1,080,498
5.400%	11/14/34	125	150,190
5.450%	03/15/43	655	805,994
GE Capital Funding LLC,
Gtd. Notes
4.400%	05/15/30(a)	2,160	2,509,242
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	400	480,847
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27(a)	480	526,859
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	725	783,388
6.125%	10/01/25	1,528	1,790,928
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	73	$78,011
5.250%	03/01/26	30	34,281
Sr. Unsec’d. Notes
2.750%	06/20/25(a)	993	1,038,445
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	695	661,683
2.800%	10/01/50	490	464,292
4.000%	09/01/36	381	438,146
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	516	533,217
3.200%	08/15/29	399	421,816
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	500	500,984
Sr. Unsec’d. Notes
0.481%	01/27/23(a)	331	331,044
1.431%(ff)	03/09/27(a)	1,220	1,216,392
1.542%(ff)	09/10/27	920	917,297
2.615%(ff)	04/22/32	400	404,720
2.908%(ff)	06/05/23	780	792,664
3.500%	04/01/25(a)	1,788	1,922,353
3.691%(ff)	06/05/28	2,104	2,314,735
3.814%(ff)	04/23/29	296	327,327
4.017%(ff)	10/31/38	270	310,243
4.223%(ff)	05/01/29	485	548,680
Sr. Unsec’d. Notes, MTN
2.383%(ff)	07/21/32	720	713,228
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	160	163,177
3.450%	10/15/27	100	105,611
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30(a)	530	561,444
5.375%	09/01/26(a)	735	841,443
5.625%	09/01/28(a)	1,349	1,605,125
5.875%	02/15/26	180	207,149
5.875%	02/01/29	210	252,370
Sr. Sec’d. Notes
3.500%	07/15/51	160	158,720
4.500%	02/15/27	1,830	2,060,104
5.500%	06/15/47	30	38,738
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.000%	03/15/31(a)	940	903,122
3.100%	02/15/30	137	144,010
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	180	187,669
3.500%	07/15/29	360	394,101

A21

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	185	$229,960
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	65	59,098
2.750%	09/15/51	815	795,466
3.300%	04/15/40	361	391,311
Humana, Inc.,
Sr. Unsec’d. Notes
1.350%	02/03/27	850	838,116
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	403	404,598
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.500%	08/07/22	427	434,429
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26	335	332,013
1.800%	10/15/25	1,585	1,596,716
2.100%	09/15/28	400	393,885
2.375%	10/15/27	255	258,589
2.850%	11/01/22	579	592,637
Sr. Unsec’d. Notes, 144A, MTN
1.300%	01/08/26	200	196,807
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	524	599,445
4.750%	08/01/28	360	421,585
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49(a)	530	549,436
3.734%	12/08/47	105	117,149
Intercontinental Exchange, Inc.,
Gtd. Notes
2.350%	09/15/22	777	791,250
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	1,680	1,764,684
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	398	407,752
4.300%	01/15/26	200	220,557
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	476	556,431
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50	240	222,269
3.400%	01/15/38	110	124,219
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	340	356,699
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.597%	05/25/28	260	$301,646
KeyBank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%
0.786%(c)	02/01/22	794	795,449
Sr. Unsec’d. Notes
2.400%	06/09/22(a)	327	331,863
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	290	284,221
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31(a)	500	483,180
3.250%	08/01/50(a)	305	292,552
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29(a)	605	688,842
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	300	325,416
4.250%	03/01/31	800	903,201
4.625%	10/01/39	394	460,171
Kroger Co. (The),
Sr. Unsec’d. Notes
2.800%	08/01/22	829	844,678
4.450%	02/01/47	85	101,506
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28(a)	365	416,415
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49(a)	320	396,375
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,290	1,259,001
2.950%	05/15/23	110	113,877
Lennar Corp.,
Gtd. Notes
4.750%	11/29/27(a)	684	792,378
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	273	315,820
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	70	86,012
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	240	233,413
3.700%	04/15/46	656	715,207
LYB International Finance III LLC,
Gtd. Notes
3.375%	05/01/30	430	466,653
3.625%	04/01/51	380	396,974

A22

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%
0.735%(c)	05/18/22	793	$795,772
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	980	1,035,750
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28	350	397,388
Sr. Unsec’d. Notes, Series X
4.000%	04/15/28	290	318,742
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/22	390	392,355
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	235	256,579
3.700%	02/15/42	130	142,783
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31(a)	895	872,426
3.850%	01/15/30	434	466,543
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	06/24/40	110	104,844
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	282	291,716
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	106	125,908
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN
1.950%	01/13/23	630	642,963
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	170	181,472
Microchip Technology, Inc.,
Sr. Sec’d. Notes
2.670%	09/01/23	235	243,699
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	485	485,227
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	268	278,810
3.450%	08/08/36(a)	245	280,782
3.700%	08/08/46	507	598,952
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	70	78,385
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22	549	558,817
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	705	772,010
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	255	$222,896
Morgan Stanley,
Sr. Unsec’d. Notes
0.985%(ff)	12/10/26	765	751,567
1.593%(ff)	05/04/27	1,480	1,484,257
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	1,100	1,094,808
2.239%(ff)	07/21/32(a)	625	614,372
2.699%(ff)	01/22/31	449	464,203
3.125%	01/23/23	1,086	1,124,423
3.875%	01/27/26	700	773,707
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	55	52,359
2.720%(ff)	07/22/25	1,586	1,661,233
2.802%(ff)	01/25/52	135	130,837
3.591%(ff)	07/22/28	1,596	1,753,402
3.622%(ff)	04/01/31	240	264,547
Sub. Notes
2.484%(ff)	09/16/36	335	327,672
Sub. Notes, MTN
3.950%	04/23/27	320	355,896
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	255	286,310
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	443	495,409
4.700%	04/15/48	237	273,126
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	207	224,322
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	200	189,621
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	125	142,224
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	1,075	1,237,355
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	785	924,625
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	310	288,668
New York Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.190%
0.240%(c)	06/30/23	583	583,443
Sec’d. Notes, 144A
1.850%	08/01/31	450	439,183
Sr. Sec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.280%
0.399%(c)	01/10/23	200	200,545

A23

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	125	$139,806
4.450%	05/15/69	110	138,302
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 2.125%
2.241%(c)	06/15/67	449	421,172
Gtd. Notes
2.800%	01/15/23	240	246,874
3.625%	06/15/23	569	593,134
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40	508	554,017
NiSource, Inc.,
Sr. Unsec’d. Notes
2.950%	09/01/29(a)	455	477,245
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	365	361,385
2.450%	09/15/28	165	163,265
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	820	814,904
3.950%	10/01/42	110	126,486
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	250	254,967
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	1,080	1,166,825
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	140	158,909
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	848	902,705
Nucor Corp.,
Sr. Unsec’d. Notes
4.125%	09/15/22	763	783,495
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26	542	546,527
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51(a)	425	411,429
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22	740	756,784
2.625%	02/15/23	296	304,608
2.800%	04/01/27	566	599,611
2.875%	03/25/31	1,045	1,076,889
3.600%	04/01/40	1,326	1,374,857
3.600%	04/01/50	540	540,577
3.850%	07/15/36	120	130,062
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
3.450%	07/01/25(a)	585	$610,948
3.500%	08/01/50	250	227,198
4.450%	04/15/42	470	468,190
4.600%	06/15/43	362	362,089
PacifiCorp,
First Mortgage
2.900%	06/15/52	327	317,358
3.300%	03/15/51	498	518,753
4.125%	01/15/49	178	210,134
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29	140	149,744
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.450%	10/06/46	170	187,843
3.500%	03/19/40	56	62,674
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	795	750,301
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50(a)	495	487,627
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	307	332,825
Phillips 66,
Gtd. Notes
2.150%	12/15/30(a)	484	472,426
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30(a)	455	435,131
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	285	291,267
4.500%	12/15/26	710	793,209
5.150%	06/01/42	115	129,418
PNC Bank NA,
Sr. Unsec’d. Notes
2.028%(ff)	12/09/22	397	398,240
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
2.797%(c)	03/30/67	829	805,550
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	140	119,581
Protective Life Global Funding,
Sec’d. Notes, 144A
0.781%	07/05/24	150	150,081
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	360	435,508
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes, Series J
2.200%	08/15/31(a)	365	360,645

A24

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.700%	05/01/50	209	$203,103
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.650%	11/15/22	774	792,294
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28	260	260,746
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29(a)	280	304,532
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31(a)	485	470,799
3.125%	07/01/50(a)	405	409,246
3.750%	11/01/46	160	177,749
4.125%	11/16/28(a)	1,168	1,329,662
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,212	1,272,576
3.700%	06/15/30	410	452,974
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	985	936,024
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.150%	01/21/23	183	186,960
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/61	165	157,474
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	330	325,098
2.000%	06/30/30	155	152,045
2.800%	12/15/21	300	300,878
2.950%	09/15/29	220	233,224
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31	430	414,075
3.350%	09/02/51(a)	415	393,447
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.875%	06/01/22	390	395,766
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	275	234,336
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28(a)	800	893,738
4.500%	05/15/30(a)	745	859,435
5.000%	03/15/27	625	719,359
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.900%	07/15/51	460	460,313
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	$92,280
First Mortgage, Series UUU
3.320%	04/15/50	58	61,165
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	160	176,679
Schlumberger Investment SA,
Gtd. Notes, 144A
2.400%	08/01/22	1,113	1,126,815
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	10/15/25(oo)	663	720,808
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	340	341,868
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	149	152,627
First Mortgage, Series 20A
2.950%	02/01/51	380	347,786
First Mortgage, Series E
3.700%	08/01/25	130	141,330
First Ref. Mortgage, Series B
3.650%	03/01/28	590	640,754
First Ref. Mortgage, Series C
3.600%	02/01/45	220	221,851
4.125%	03/01/48	300	327,054
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23	380	394,640
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31	753	716,575
Gtd. Notes, Series 21A
3.150%	09/30/51	150	149,196
Southern Power Co.,
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	530	639,791
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	110	119,976
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	19	19,536
Starbucks Corp.,
Sr. Unsec’d. Notes
1.300%	05/07/22	593	596,734
2.700%	06/15/22	244	247,212
3.750%	12/01/47	280	306,751
State Street Corp.,
Sr. Unsec’d. Notes
2.653%(ff)	05/15/23(a)	734	744,569

A25

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
SVB Financial Group,
Jr. Sub. Notes, Series C
4.000%(ff)	05/15/26(a)(oo)	610	$627,355
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)	536	549,976
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	140	146,792
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	725	1,088
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.000%	10/15/31	160	156,711
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	272	295,085
5.875%	11/15/40	105	132,377
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28	390	393,192
2.250%	11/15/31	578	566,087
3.000%	02/15/41	260	252,101
3.750%	04/15/27	874	962,937
3.875%	04/15/30(a)	970	1,071,655
4.375%	04/15/40	125	143,845
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.350%	10/14/22	798	799,129
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
3.050%	06/20/22	1,102	1,121,800
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	240	247,141
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	160	186,307
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	310	313,248
U.S. Bank NA,
Sr. Unsec’d. Notes
2.650%	05/23/22	390	395,263
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	104	108,887
Union Electric Co.,
First Mortgage
2.150%	03/15/32(a)	455	451,702
2.950%	03/15/30	231	246,092
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/22	488	493,422
3.600%	09/15/37	230	255,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.375%	09/10/38	220	$260,650
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	889	985,724
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	91	98,129
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	408	412,528
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	440	449,040
2.750%	05/15/40	808	811,073
3.050%	05/15/41	200	206,964
3.250%	05/15/51	280	298,523
3.500%	08/15/39	570	629,538
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	890	896,142
2.650%	01/15/32	260	257,858
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	185	192,010
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	210	211,528
Ventas Realty LP,
Gtd. Notes
2.500%	09/01/31(a)	440	434,830
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31	480	488,181
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	335	318,163
1.750%	01/20/31(a)	325	309,184
2.100%	03/22/28	240	243,651
2.650%	11/20/40	675	636,637
2.875%	11/20/50	490	455,778
2.987%	10/30/56	170	158,031
3.400%	03/22/41	555	579,143
3.550%	03/22/51	180	189,524
3.700%	03/22/61	385	406,972
3.875%	02/08/29	580	650,960
4.000%	03/22/50	87	98,196
4.016%	12/03/29	205	232,473
4.272%	01/15/36	1,064	1,252,872
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32(a)	834	825,715
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	328	375,692
Sr. Unsec’d. Notes
4.600%	01/15/45(a)	370	441,798

A26

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	995	$896,619
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	616	627,689
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	290	304,485
4.300%	07/15/29	1,105	1,178,240
VMware, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/31(a)	380	372,000
3.900%	08/21/27	403	448,842
4.650%	05/15/27	61	69,972
4.700%	05/15/30	254	299,362
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	271	298,872
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	560	576,375
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(a)(oo)	810	835,160
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,040	1,073,838
3.068%(ff)	04/30/41	310	319,074
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,350	1,392,373
2.406%(ff)	10/30/25	454	472,902
2.625%	07/22/22(a)	1,105	1,126,250
3.196%(ff)	06/17/27	1,118	1,200,499
3.584%(ff)	05/22/28	1,220	1,337,842
Sub. Notes, MTN
4.400%	06/14/46	140	166,680
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30	457	482,780
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	740	746,351
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	55	66,021
5.400%	03/04/44	345	435,520
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	340	336,348
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/29	310	321,296
3.400%	06/01/30	260	284,060
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.375%	06/01/30	170	173,415
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	710	$776,272
4.450%	08/15/45	80	94,498
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	410	460,817
			296,524,812

Total Corporate Bonds (cost $435,987,608)			437,085,064
Municipal Bonds — 0.0%
New York
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	530	718,908
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	150	202,713

Total Municipal Bonds (cost $876,568)			921,621
Residential Mortgage-Backed Securities — 0.5%
United States
Adjustable Rate Mortgage Trust,
Series 2004-05, Class 2A1
2.719%(cc)	04/25/35	321	325,755
Alternative Loan Trust,
Series 2004-32CB, Class 2A5
5.500%	02/25/35	228	231,577
Banc of America Alternative Loan Trust,
Series 2006-05, Class 3A1
6.000%	06/25/46	10	9,460
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-09, Class 22A1
2.727%(cc)	11/25/34	124	126,044
Series 2005-06, Class 1A1
2.460%(cc)	08/25/35	90	82,274
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)
0.486%(c)	10/25/34	139	120,698
Series 2005-AC06, Class 1A2, IO, 1 Month LIBOR x (1) + 5.000% (Cap 5.000%, Floor 0.000%)
4.914%(c)	09/25/35	1,140	119,634
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
2.470%(c)	10/25/35	203	206,293
Series 2006-04, Class 2A1A
6.000%	12/25/35	609	618,339
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	97	99,550

A27

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.680%)
0.766%(c)	02/25/35	211	$199,704
Series 2004-J03, Class A7
5.500%	05/25/34	54	55,902
Series 2005-31, Class 3A1
2.800%(cc)	01/25/36	261	267,373
Series 2005-HYB01, Class 4A1
2.520%(cc)	03/25/35	130	140,303
Series 2006-10, Class 1A11
5.850%	05/25/36	72	48,033
Series 2006-15, Class A1
6.250%	10/25/36	113	77,406
Series 2006-18, Class 2A7
6.000%	12/25/36	142	107,731
Series 2007-02, Class A16
6.000%	03/25/37	399	278,044
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 1A1
5.000%	11/25/21	66	32,864
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	125	148,751
Series 2002-T19, Class A2
7.000%	07/25/42	230	272,414
Fannie Mae Interest Strips,
Series 417, Class C11, IO
2.500%	02/25/28	885	55,143
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
5.260%(s)	05/25/44	227	189,580
Series 2004-W12, Class 1PO, PO
2.000%(s)	07/25/44	217	201,657
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	115	131,987
Series 2003-49, Class YC
4.000%	06/25/23	20	20,098
Series 2003-78, Class B
5.000%	08/25/23	63	64,330
Series 2004-35, Class AZ
4.500%	05/25/34	221	245,375
Series 2004-70, Class EB
5.000%	10/25/24	10	10,150
Series 2006-044, Class P, PO
1.990%(s)	12/25/33	26	24,508
Series 2006-077, Class PC
6.500%	08/25/36	33	37,367
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.144%(c)	12/25/36	25	24,537
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450% (Cap 6.450%, Floor 0.000%)
6.364%(c)	12/25/37	345	62,396
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2008-85, Class EB
5.000%	09/25/28	20	$22,366
Series 2011-52, Class GB
5.000%	06/25/41	220	250,371
Series 2012-13, Class JP
4.500%	02/25/42	66	69,573
Series 2012-79, Class TP
6.500%	07/25/42	53	61,491
Series 2013-04, Class AJ
3.500%	02/25/43	225	238,351
Series 2013-13, Class IK, IO
2.500%	03/25/28	642	29,684
Series 2013-31, Class NC
3.000%	04/25/43	554	570,214
Fannie Mae Trust,
Series 2003-W06, Class F, 1 Month LIBOR + 0.350% (Cap 8.500%, Floor 0.350%)
0.434%(c)	09/25/42	270	271,924
Series 2004-W09, Class 1PO, PO
3.320%(s)	02/25/44	251	222,580
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	100	111,306
Series 2768, Class PK
5.000%	03/15/34	83	93,282
Series 2846, Class GB
5.000%	08/15/24	103	107,888
Series 2877, Class PB
5.500%	10/15/34	378	427,497
Series 2902, Class QG
5.500%	12/15/34	77	88,011
Series 3158, Class NE
5.500%	05/15/36	77	89,416
Series 3187, Class Z
5.000%	07/15/36	172	193,887
Series 3704, Class DC
4.000%	11/15/36	44	44,860
Series 3816, Class HN
4.500%	01/15/41	308	342,806
Series 3920, Class LP
5.000%	01/15/34	143	160,790
Series 4054, Class HI, IO
3.000%	05/15/26	180	1,724
Series 4822, Class ZB
4.000%	07/15/48	879	931,828
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	259	277,084
Series 304, Class C32, IO
3.000%	12/15/27	436	24,726
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	175	182,041
Series 2004-19, Class KE
5.000%	03/16/34	359	395,532

A28

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2005-03, Class QB
5.000%	01/16/35	97	$106,332
Series 2008-38, Class BG
5.000%	05/16/38	182	201,366
Series 2011-22, Class WA
5.878%(cc)	02/20/37	166	190,635
Series 2012-80, Class IB, IO, 1 Month LIBOR x (1) + 6.800% (Cap 0.300%, Floor 0.000%)
0.300%(c)	10/20/39	346	60
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
0.520%(c)	04/20/60	2	2,147
Series 2013-184, Class KZ
2.500%	12/20/43	810	809,240
Series 2013-H04, Class BA
1.650%	02/20/63	11	11,323
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.490%(c)	02/20/62	13	12,800
Impac CMB Trust,
Series 2004-04, Class 1A2, 1 Month LIBOR + 0.620% (Cap 11.250%, Floor 0.620%)
0.706%(c)	09/25/34	343	337,512
Series 2004-05, Class 1M3, 1 Month LIBOR + 0.945% (Cap 11.000%, Floor 0.945%)
1.031%(c)	10/25/34	72	71,577
Series 2005-04, Class 1A1A, 1 Month LIBOR + 0.270% (Cap 11.000%, Floor 0.270%)
0.626%(c)	05/25/35	108	108,308
Series 2005-08, Class 1AM, 1 Month LIBOR + 0.700% (Cap 11.500%, Floor 0.700%)
0.786%(c)	02/25/36	633	615,929
Series 2007-A, Class M3, 144A, 1 Month LIBOR + 2.250% (Cap 11.500%, Floor 2.250%)
2.336%(c)	05/25/37	547	547,974
JPMorgan Mortgage Trust,
Series 2004-A06, Class 3A3
2.179%(cc)	12/25/34	101	105,850
Series 2005-A03, Class 4A1
2.733%(cc)	06/25/35	21	21,091
Series 2005-A08, Class 2A3
2.838%(cc)	11/25/35	110	105,549
Series 2006-S02, Class 2A1
5.000%	06/25/22	4	2,866
Series 2007-A01, Class 3A2
2.694%(cc)	07/25/35	218	220,087
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
2.731%(cc)	11/21/34	79	79,870
MASTR Alternative Loan Trust,
Series 2004-06, Class 8A1
5.500%	07/25/34	317	326,448
Series 2005-06, Class 1A2
5.500%	12/25/35	272	242,848
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 4A
2.609%(cc)	07/25/34	175	$184,340
Series 2006-07, Class 1A
5.000%	06/01/22	61	50,355
MortgageIT Trust,
Series 2005-02, Class 1A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.660%)
0.746%(c)	05/25/35	110	111,281
New Residential Mortgage Loan Trust,
Series 2019-NQM05, Class B1, 144A
4.044%(cc)	11/25/59	1,000	996,571
RALI Trust,
Series 2007-QH07, Class 1A1, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.336%(c)	08/25/37	557	529,937
Residential Asset Securitization Trust,
Series 2004-A03, Class A7
5.250%	06/25/34	190	198,303
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.487%(c)	07/20/36	234	228,842
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-08, Class 3A
2.618%(cc)	07/25/34	199	215,183
Series 2004-12, Class 9A
2.650%(cc)	09/25/34	221	234,951
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
2.233%(cc)	09/25/33	96	99,947
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-AR03, Class A2
2.720%(cc)	03/25/35	158	164,942
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-07, Class A43, 1 Month LIBOR + 0.500% (Cap 7.000%, Floor 0.500%)
0.586%(c)	06/25/37	22	19,602

Total Residential Mortgage-Backed Securities (cost $16,759,653)			16,998,575
Sovereign Bonds — 0.2%
Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes
3.717%	01/25/27	670	732,362
Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.000%	01/30/30	710	670,932
3.125%	04/15/31(a)	940	880,487
4.125%	05/15/51	230	198,975
			1,750,394

A29

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	1,905	$1,837,068
3.250%	04/16/30(a)	1,070	1,098,478
4.280%	08/14/41	710	724,865
4.600%	02/10/48(a)	350	362,036
			4,022,447
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31	750	744,756

Total Sovereign Bonds (cost $7,497,845)			7,249,959
U.S. Government Agency Obligations — 5.3%
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	375	401,891
4.000%	02/01/26	83	88,431
4.000%	10/01/42	111	121,014
4.500%	09/01/24	16	16,937
4.500%	08/01/30	111	120,893
4.500%	04/01/47	85	91,866
4.500%	05/01/47	77	83,591
4.500%	05/01/47	400	437,677
5.000%	04/01/22	2	1,979
5.000%	07/01/23	29	30,696
5.000%	10/01/23	16	17,938
5.000%	11/01/23	2	1,825
5.000%	06/01/30	84	92,682
5.000%	10/01/40	299	341,250
5.500%	06/01/23	15	15,059
5.500%	12/01/24	10	9,908
5.500%	04/01/27	29	33,051
5.500%	06/01/35	75	87,100
7.000%	11/01/37	94	116,697
Federal National Mortgage Assoc.
1.500%	TBA	11,100	11,209,699
2.000%	TBA	53,690	53,834,712
2.000%	08/01/36	6,289	6,482,195
2.410%	11/01/29	3,104	3,283,312
2.500%	TBA	2,280	2,375,208
2.500%	TBA	12,120	12,496,383
2.620%	11/01/31	1,615	1,734,425
3.000%	TBA	11,400	11,913,717
3.250%	08/01/34	505	562,941
3.420%(cc)	05/01/22	35	35,282
3.500%	08/01/32	276	295,746
3.500%	10/01/32	356	383,668
3.500%	04/01/33	177	188,896
3.500%	04/01/33	470	500,404
3.500%	05/01/33	380	408,305
3.500%	09/01/42	340	365,987
3.500%	10/01/42	335	361,640
3.500%	01/01/43	414	447,531
3.500%	07/01/43	390	421,018
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/50	477	$514,613
3.820%	07/01/27	1,929	2,168,690
4.000%	06/01/32	302	325,016
4.000%	06/01/33	177	192,047
4.000%	06/01/47	579	635,789
4.000%	08/01/48	134	144,013
4.500%	06/01/26	124	132,075
4.500%	09/01/26	42	44,855
4.500%	04/01/47	665	740,805
5.000%	05/01/23	15	16,716
5.000%	06/01/23	18	18,786
5.000%	01/01/26	84	87,485
5.000%	12/01/29	86	95,496
5.000%	10/01/39	186	212,907
5.000%	07/01/41	131	147,726
5.500%	01/01/22	—	523
5.500%	01/01/26	14	15,986
5.500%	06/01/26	14	15,197
5.500%	05/01/28	57	63,695
5.500%	05/01/33	132	152,136
5.500%	06/01/33	52	57,993
5.500%	10/01/33	68	77,847
5.500%	01/01/34	200	230,338
5.500%	02/01/35	89	103,081
5.500%	04/01/36	30	33,354
5.500%	04/01/37	117	135,094
6.000%	10/01/22	11	11,320
6.000%	10/01/27	69	77,513
6.000%	11/01/27	54	60,448
6.000%	03/01/34	153	178,554
6.000%	04/01/39	285	334,612
7.000%	01/01/39	108	132,311
7.500%	10/01/35	146	171,643
Government National Mortgage Assoc.
2.500%	06/20/51	36,124	37,306,865
2.500%	07/20/51	1,756	1,812,641
3.000%	06/20/51	17,765	18,587,252
4.500%	06/20/25	45	48,436
4.500%	11/15/39	243	280,602
5.000%	04/15/25	369	381,182
5.000%	11/15/39	720	833,860
6.000%	01/15/40	324	382,635
Tennessee Valley Authority Principal Strips, Bonds
2.743%(s)	06/15/35	600	418,488

Total U.S. Government Agency Obligations (cost $176,157,917)			176,792,179
U.S. Treasury Obligations — 13.7%
U.S. Treasury Bonds
1.125%	08/15/40	30,590	26,331,298
1.250%	05/15/50	29,820	24,401,147
1.375%	08/15/50	500	422,109
1.750%	08/15/41	2,610	2,495,813
2.000%	02/15/50	2,640	2,594,213
2.000%	08/15/51	2,430	2,387,855
2.250%	08/15/46	3,434	3,547,215
2.250%	08/15/49	305	316,247

A30

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.375%	11/15/49	30	$31,945
2.750%	11/15/42	570	640,983
3.000%	11/15/44	38	44,614
3.125%	05/15/48	65	79,117
3.750%	11/15/43	416	544,180
3.875%	08/15/40	2,315	3,035,182
4.375%	02/15/38	100	136,828
4.375%	05/15/40	4,507	6,271,772
6.250%	05/15/30	2,860	3,987,466
U.S. Treasury Notes
0.125%	05/31/23	48,650	48,573,984
0.125%	07/31/23	14,831	14,799,716
0.125%	01/15/24	2,000	1,989,531
0.250%	09/30/23	9,190	9,183,179
0.250%	06/15/24	54,340	54,034,337
0.375%	07/15/24	11,049	11,017,925
0.375%	09/15/24	6,010	5,984,176
0.500%	03/15/23	12,000	12,056,719
0.500%	03/31/25	2,700	2,685,445
0.625%	07/31/26	17,423	17,143,960
0.750%	05/31/26(a)	59,940	59,434,256
0.875%	11/15/30	290	275,319
1.000%	07/31/28	9,414	9,233,075
1.125%	08/31/28	610	602,852
1.125%	02/15/31(a)	4,655	4,509,531
1.250%	03/31/28	3,815	3,816,192
1.250%	05/31/28	33,420	33,378,225
1.250%	06/30/28	7,230	7,215,314
1.250%	09/30/28	3,820	3,803,884
1.250%	08/15/31(a)	5,380	5,249,703
1.375%	01/31/22(k)	47,510	47,715,900
1.625%	12/31/21(k)	35	35,134
1.625%	08/15/29	85	86,607
1.625%	05/15/31	5,630	5,696,856
1.750%	12/31/24	341	353,841
1.750%	12/31/26	160	165,938
1.875%	08/31/24	45	46,793
2.125%	02/29/24	30	31,261
2.500%	05/15/24	90	94,859
2.500%	02/28/26	4,940	5,288,116
2.625%	12/31/23	12,940	13,599,131

Total U.S. Treasury Obligations (cost $457,944,786)			455,369,743

Total Long-Term Investments (cost $2,661,647,884)			2,982,232,692

Shares
Short-Term Investments — 17.3%
Affiliated Mutual Funds — 15.6%
PGIM Core Ultra Short Bond Fund(wa)	393,739,769	393,739,769
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $126,280,804; includes $126,273,371 of cash collateral for securities on loan)(b)(wa)	126,356,618	$126,280,804

Total Affiliated Mutual Funds (cost $520,020,573)		520,020,573

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.1%
Lloyds Bank Corporate Markets PLC
0.220%	08/03/22	516	516,039
Mitsubishi UFJ Trust & Banking
0.160%	01/14/22	530	530,006
MUFG Bank, Ltd.
0.220%	07/26/22	550	550,123
Shinhan Bank
0.210%	04/07/22	500	500,346

Total Certificates of Deposit (cost $2,096,327)				2,096,514
Commercial Paper(n) — 0.7%
ABN AMRO Funding USA LLC
0.150%	02/17/22	800	799,431
Banco del Estado de Chile
0.231%	07/14/22	900	898,264
Bank of Nova Scotia (The)
0.200%	06/23/22	320	319,626
0.200%	07/27/22	660	659,048
Credit Industriel Et Commercial
0.160%	02/23/22	800	799,643
Enel Finance America LLC
0.350%	06/12/22	600	598,478
Glencore Funding LLC
0.250%	11/05/21	250	249,929
0.270%	11/30/21	400	399,803
Her Majesty the Queen in Right
0.180%	06/07/22	1,000	999,076
0.160%	04/14/22	3,300	3,297,934
HSBC USA Inc.
0.281%	06/13/22	800	798,151
0.281%	08/02/22	600	598,261
Ingredion Incorporated
0.250%	11/09/21	5,500	5,498,918
Mizuho Bank, Ltd.
0.160%	02/18/22	1,400	1,399,282
NatWest Markets PLC
0.251%	07/18/22	300	299,481
PSP Capital Inc.
0.170%	07/29/22	3,300	3,295,571
Toronto-Dominion Bank (The)
0.200%	06/24/22	400	399,525
0.200%	08/04/22	660	659,006
Walt Disney Co. (The)
0.200%	05/16/22	800	798,956

A31

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
0.221%	07/15/22	330	$329,409

Total Commercial Paper (cost $23,096,017)			23,097,792
U.S. Treasury Obligations(k)(n) — 0.9%
U.S. Treasury Bills
0.047%	12/16/21	9,540	9,539,275
0.043%	02/10/22	538	537,911
0.082%	06/16/22	19,460	19,451,906

Total U.S. Treasury Obligations (cost $29,525,544)			29,529,092

Total Short-Term Investments (cost $574,738,461)			574,743,971

TOTAL INVESTMENTS—106.9% (cost $3,236,386,345)			3,556,976,663

Liabilities in excess of other assets(z) — (6.9)%			(229,285,995)

Net Assets — 100.0%			$3,327,690,668

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CMT	Constant Maturity Treasury
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,373,255 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $123,082,721; cash collateral of $126,273,371 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A32

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
128	2 Year U.S. Treasury Notes	Dec. 2021	$28,167,000	$(18,171)
117	20 Year U.S. Treasury Bonds	Dec. 2021	18,628,594	(383,647)
441	DJ U.S. Real Estate Index	Dec. 2021	17,516,520	(905,064)
707	Euro STOXX 50 Index	Dec. 2021	33,151,236	(901,709)
2,682	Mini MSCI EAFE Index	Dec. 2021	304,004,700	(14,387,283)
1,206	Mini MSCI Emerging Markets Index	Dec. 2021	75,109,680	(1,411,959)
1,372	S&P 500 E-Mini Index	Dec. 2021	294,825,650	(12,726,905)
				(30,734,738)
Short Positions:
126	5 Year U.S. Treasury Notes	Dec. 2021	15,465,516	85,847
1,380	10 Year U.S. Treasury Notes	Dec. 2021	181,620,944	1,947,764
252	10 Year U.S. Ultra Treasury Notes	Dec. 2021	36,603,000	507,642
162	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	30,952,125	1,100,694
4,481	MSCI Europe Index	Dec. 2021	142,377,235	2,709,684
457	Russell 2000 E-Mini Index	Dec. 2021	50,288,280	1,028,647
315	S&P Mid Cap 400 E-Mini Index	Dec. 2021	82,945,800	2,277,905
				9,658,183
				$(21,076,555)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/29/21	Merrill Lynch International	AUD	10,865	$7,999,711	$7,856,109	$—	$(143,602)
British Pound,
Expiring 10/29/21	Citibank, N.A.	GBP	19,731	27,046,118	26,586,454	—	(459,664)
Expiring 10/29/21	Merrill Lynch International	GBP	355	493,318	478,288	—	(15,030)
Expiring 10/29/21	RBC Capital Markets	GBP	486	658,712	655,167	—	(3,545)
Expiring 10/29/21	State Street	GBP	5,682	7,838,580	7,656,277	—	(182,303)
Expiring 10/29/21	State Street	GBP	588	794,687	791,899	—	(2,788)
Canadian Dollar,
Expiring 10/29/21	State Street	CAD	12,357	9,840,328	9,755,903	—	(84,425)
Danish Krone,
Expiring 10/29/21	Barclays Bank PLC	DKK	13,793	2,171,491	2,149,586	—	(21,905)
Expiring 10/29/21	RBC Capital Markets	DKK	4,381	692,148	682,789	—	(9,359)
Expiring 10/29/21	State Street	DKK	4,504	716,349	701,858	—	(14,491)
Expiring 10/29/21	State Street	DKK	4,364	698,072	680,141	—	(17,931)
Expiring 10/29/21	State Street	DKK	4,219	670,682	657,460	—	(13,222)
Euro,
Expiring 10/29/21	Citibank, N.A.	EUR	1,172	1,386,458	1,358,897	—	(27,561)
Expiring 10/29/21	Citibank, N.A.	EUR	723	849,687	838,296	—	(11,391)
Expiring 10/29/21	Citibank, N.A.	EUR	334	390,626	386,611	—	(4,015)
Expiring 10/29/21	Merrill Lynch International	EUR	2,761	3,285,660	3,199,973	—	(85,687)
Expiring 10/29/21	State Street	EUR	646	758,849	748,887	—	(9,962)
Expiring 10/29/21	State Street	EUR	391	463,047	453,674	—	(9,373)
Expiring 10/29/21	The Toronto-Dominion Bank	EUR	473	555,163	547,941	—	(7,222)
Hong Kong Dollar,
Expiring 10/04/21	The Toronto-Dominion Bank	HKD	2,157	277,117	277,115	—	(2)
Expiring 10/29/21	State Street	HKD	18,946	2,436,965	2,434,005	—	(2,960)
Japanese Yen,
Expiring 10/29/21	RBC Capital Markets	JPY	63,310	567,751	568,954	1,203	—
A33

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/29/21	State Street	JPY	2,842,191	$25,789,230	$25,542,398	$—	$(246,832)
Expiring 10/29/21	The Toronto-Dominion Bank	JPY	239,936	2,188,682	2,156,270	—	(32,412)
Norwegian Krone,
Expiring 10/29/21	Citibank, N.A.	NOK	8,761	1,019,926	1,002,033	—	(17,893)
Expiring 10/29/21	Merrill Lynch International	NOK	5,389	607,466	616,316	8,850	—
Swedish Krona,
Expiring 10/29/21	Citibank, N.A.	SEK	29,609	3,430,273	3,382,923	—	(47,350)
Expiring 10/29/21	The Toronto-Dominion Bank	SEK	3,789	441,832	432,863	—	(8,969)
Swiss Franc,
Expiring 10/29/21	State Street	CHF	5,953	6,499,973	6,392,295	—	(107,678)
Expiring 10/29/21	State Street	CHF	275	297,144	295,526	—	(1,618)
				$110,866,045	$109,286,908	10,053	(1,589,190)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Chinese Renminbi,
Expiring 10/08/21	RBC Capital Markets	CNH	203	$31,462	$31,536	$—	$(74)
Danish Krone,
Expiring 10/29/21	Merrill Lynch International	DKK	67,197	10,675,420	10,472,359	203,061	—
Expiring 10/29/21	State Street	DKK	4,381	691,707	682,789	8,918	—
Euro,
Expiring 10/29/21	Barclays Bank PLC	EUR	416	490,557	482,014	8,543	—
Expiring 10/29/21	The Toronto-Dominion Bank	EUR	108,489	127,380,087	125,736,899	1,643,188	—
Expiring 10/29/21	The Toronto-Dominion Bank	EUR	25,488	30,118,390	29,540,478	577,912	—
Expiring 10/29/21	The Toronto-Dominion Bank	EUR	2,011	2,393,219	2,330,399	62,820	—
Expiring 10/29/21	The Toronto-Dominion Bank	EUR	1,387	1,628,919	1,607,006	21,913	—
Japanese Yen,
Expiring 10/29/21	The Toronto-Dominion Bank	JPY	239,601	2,184,610	2,153,262	31,348	—
Norwegian Krone,
Expiring 10/29/21	Citibank, N.A.	NOK	8,277	943,111	946,608	—	(3,497)
Expiring 10/29/21	RBC Capital Markets	NOK	485	55,502	55,426	76	—
Swedish Krona,
Expiring 10/29/21	Barclays Bank PLC	SEK	19,390	2,204,957	2,215,319	—	(10,362)
Expiring 10/29/21	Citibank, N.A.	SEK	5,285	613,702	603,783	9,919	—
Expiring 10/29/21	Merrill Lynch International	SEK	34,944	4,042,419	3,992,372	50,047	—
Expiring 10/29/21	State Street	SEK	10,366	1,195,738	1,184,381	11,357	—
Expiring 10/29/21	State Street	SEK	4,524	523,584	516,840	6,744	—
Expiring 10/29/21	The Toronto-Dominion Bank	SEK	4,356	496,399	497,684	—	(1,285)
Swiss Franc,
Expiring 10/29/21	State Street	CHF	5,235	5,668,242	5,621,460	46,782	—
				$191,338,025	$188,670,615	2,682,628	(15,218)
						$2,692,681	$(1,604,408)
Cross currency exchange contracts outstanding at September 30, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/29/21	Buy	CHF	2,893	EUR	2,648	$37,479	$—	RBC Capital Markets
A34

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2021 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/29/21	Buy	GBP	3,237	EUR	3,789	$—	$(28,839)	Citibank, N.A.
10/29/21	Buy	SEK	11,211	EUR	1,100	6,060	—	Citibank, N.A.
						$43,539	$(28,839)

Total return swap agreements outstanding at September 30, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
3I Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 872	$(50,253)	$—	$(50,253)
AIB Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	EUR 830	(56,322)	—	(56,322)
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 1,349	(78,454)	—	(78,454)
Bank of Ireland Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	EUR 946	(39,538)	—	(39,538)
Barclays PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 651	13,411	—	13,411
BP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 1,327	225,049	—	225,049
Caixabank SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	EUR 984	(8,142)	—	(8,142)
Centrica PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 446	52,641	—	52,641
Computacenter PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 1,138	(139,406)	—	(139,406)
Corporacion Acciona Energias Renovables SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	EUR 821	(62,639)	—	(62,639)
Future PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 566	(32,458)	—	(32,458)
Games Workshop Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 767	(164,090)	—	(164,090)
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 1,216	(162,737)	—	(162,737)
JD Sports Fashion PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 986	(117,417)	—	(117,417)
Kering SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	EUR 1,623	(230,329)	—	(230,329)
Laboratorios Farmaceuticos Rovi SA(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	EUR 768	(4,480)	—	(4,480)
Lloyds Banking Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 1,469	125,533	—	125,533
LVMH Moet Hennessy Louis Vuitton SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	EUR 3,186	(204,740)	—	(204,740)
Marks & Spencer Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 784	(24,321)	—	(24,321)
Moonpig Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 317	(71,857)	—	(71,857)
Next PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 1,629	30,765	—	30,765
Persimmon PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 856	(65,187)	—	(65,187)
Petershill Partners PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 755	(693)	—	(693)
A35

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Total return swap agreements outstanding at September 30, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 1,194	$(142,016)	$—	$(142,016)
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 988	(95,462)	—	(95,462)
Smurfit Kappa Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	EUR 998	(113,623)	—	(113,623)
Spirent Communications PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 582	(44,235)	—	(44,235)
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	GBP 1,062	(178,774)	—	(178,774)
Teleperformance SE(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/21	EUR 1,187	(161,407)	—	(161,407)
					$(1,801,181)	$—	$(1,801,181)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A36